As filed with the Securities and Exchange Commission on or about April 30, 2026
Registration No. 2‑99584
Registration No. 811‑04379

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
PRE‑EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 69	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 72	☒

PLAN INVESTMENT FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2 Mid America Plaza, Suite 200
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code (630) 472‑7700
ALEXANDER D. HUDSON
President and Chief Operating Officer
Plan Investment Fund, Inc.
2 Mid America Plaza, Suite 200
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)

Copy to:
JOSEPH M. MANNON
Vedder Price P.C.
222 North LaSalle Street, Suite 2600
Chicago, Illinois 60601

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of Proposed Public Offering: April 30, 2026
Title of Securities Being Registered: Participation Certificates
This post-effective amendment is being filed for the purpose of updating annual financial information and making certain other non‑material changes.

PLAN INVESTMENT FUND, INC.
PROSPECTUS
April 30, 2026
Plan Investment Fund, Inc. (the “Fund”) is an open-end management investment company organized as a Maryland Corporation. The Fund is open to members and licensees of the Blue Cross Blue Shield Association and certain related organizations, as described herein under the heading “Purchase of Participation Certificates.” The Fund offers Participation Certificates in, and consists of, the two investment portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”), which are each a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

•
Government Portfolio (PIFXX) — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements collateralized by such obligations.

•
Money Market Portfolio (PIMXX) — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements, U.S. and foreign bank obligations and commercial obligations.*

*	The Money Market Portfolio is a “Floating Net Asset Value” money market fund. Accordingly, the price per Participation Certificate for the Money Market Portfolio will fluctuate.
The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(ii)

GOVERNMENT PORTFOLIO
Investment Objective
The Government Portfolio is a government money market fund, which seeks a high level of current income and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell Participation Certificates of the Government Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Investment Advisory and Servicing Fees	0.12%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.20%
Fee Waivers and Expense Reimbursements(1)	(0.10%)

Total Net Annual Portfolio Operating Expenses	0.10%

(1)
BlackRock Advisors, LLC (the “Investment Advisor” or “BALLC”) has contractually agreed to waive its fees such that the Government Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, the Investment Advisor and BCS Financial Services Corporation (the “Administrator”) have further contractually agreed to waive their fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets. If for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator and BALLC have agreed to waive all or a portion of their fees for such day so that after giving effect to such waiver, and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2027, without the consent of the Board of Directors of the Fund (the “Board”).

Example
This example is intended to help you compare the cost of investing in the Government Portfolio with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Government Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Government Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$54	$103	$245
Principal Investment Strategies
The Government Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations or cash. The Government Portfolio invests in securities maturing in 397 days or less (with certain exceptions) and the Government Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

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The securities purchased by the Government Portfolio are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act (“Rule 2a-7”) and other rules of the SEC. The U.S. Government securities in which the Portfolio invests may include variable and floating rate instruments, and the Portfolio may transact in U.S. Government securities on a when-issued, delayed delivery or forward commitment basis.
The Government Portfolio has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations. A government security is any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the United States Congress; or any certificate of deposit for any of the foregoing. This non-fundamental policy will not change without the Portfolio first providing Participation Certificate holders with at least 60 days’ prior notice of any such change. The Portfolio anticipates meeting this 80% investment policy because it already seeks to invest at least 99.5% of its total assets in the same types of investments that are required under the 80% policy, except that the Portfolio’s cash holdings are not eligible under the 80% policy.
Principal Investment Risks
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Portfolio. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
Interest Rate Risk. Interest rate risk is the risk that the value of a debt security held by the Portfolio may fall when market interest rates rise, and that the value of a debt security held by the Portfolio may rise when market interest rates fall. Changing demand for debt securities relative to supply also impact their value, generally decreasing their value when demand decreases and increasing their value when demand increases. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in market interest rates than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities, and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in market interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio. Very low or negative market interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Portfolio’s ability to achieve its investment objective.
U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in market interest rates, the market value of such securities may vary during the period of your investment in the Portfolio In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Portfolio and substantial negative consequences for the U.S. economy and the global financial system.

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U.S. Government Obligations Risk. Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Portfolio and substantial negative consequences for the U.S. economy and the global financial system.
Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.
Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
Forward Commitment, When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Income Risk. Income risk is the risk that the Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, group of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, like pandemics or epidemics, tariffs, trade wars, inflation, recessions, or other events could have a significant negative impact on the Portfolio and its investments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Portfolio has exposure.
Stable Net Asset Value Risk. The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.
Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Portfolio and may adversely affect the value of the Portfolio’s Participation Certificates. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

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Performance Information
The following bar chart and table show the performance of the Government Portfolio and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. The table shows the Portfolio’s average annual total returns for one-, five-and ten-year periods ended December 31, 2025. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Government Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling (800) 621-9215.
Government Portfolio
Annual Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Government Portfolio was 1.34% (for the quarter ended December 31, 2023) and the lowest quarterly return was 0.00% (for the quarter ended September 30, 2021).

Average Annual Total Returns
(for the periods ended December 31, 2025):	1 Year	5 Years	10 Years
Government Portfolio	4.28%	3.20%	2.13%
The Government Portfolio seven-day average yield as of December 31, 2025 was 3.98%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.
Investment Advisor
BlackRock Advisors, LLC is the Government Portfolio’s investment advisor.
Purchase and Sale of Participation Certificates
The Government Portfolio does not have minimum initial or subsequent investment requirements.
The Government Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Portfolio. Investors may transmit purchase or redemption orders through BlackRock® Cachematrix® Direct (“Cachematrix Direct”) trading platform, which can be found at www.pif.com, or by calling (800) 821-9771. You may also purchase or redeem Participation Certificates by establishing an account through a financial intermediary that has been authorized by the Fund to accept and effect transactions in Participation Certificates. A financial intermediary may impose a minimum initial and/or additional investment amount.

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Tax Information
The Government Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Participation Certificates through a broker-dealer or other financial intermediary (such as a bank), the Administrator and/or its affiliates may pay the intermediary for the sale of Participation Certificates and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and its representatives to recommend the Portfolio over another investment. Ask your financial intermediary if you would like more information regarding potential conflict of interest.
MONEY MARKET PORTFOLIO
Investment Objective
The Money Market Portfolio is an institutional prime money market fund, which seeks a high level of current income and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell Participation Certificates of the Money Market Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Investment Advisory and Servicing Fees	0.20%
Other Expenses	0.13%

Total Annual Portfolio Operating Expenses	0.33%
Fee Waivers and Expense Reimbursements(1)	(0.15%)

Total Net Annual Portfolio Operating Expenses	0.18%

(1)
BlackRock Advisors, LLC (the “Investment Advisor” or “BALLC”) has contractually agreed to waive its fees such that the Money Market Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, the Investment Advisor has further contractually agreed to waive its fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.175% of the Portfolio’s average daily net assets up to $1 billion, 0.16% of the Portfolio’s average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio’s average daily net assets in excess of $2 billion. BCS Financial Services Corporation (the “Administrator”) has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. If for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator and BALLC have agreed to waive all or a portion of their fees for such day so that after giving effect to such waiver, and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2027 without the consent of the Board of Directors of the Fund (the “Board”).

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Example
This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$91	$170	$404
Principal Investment Strategies
The Money Market Portfolio invests in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements, U.S. and foreign bank and commercial obligations. Under normal market conditions, at least 25% and normally a substantial portion of the Portfolio’s total assets will be invested in obligations of issuers in the financial services industry, of domestic branches of U.S. banks and U.S. branches of foreign banks that are subject to the same regulations as U.S. banks. These investments include bank certificates of deposit and time deposits, bankers’ acceptances and commercial paper, and also includes repurchase agreements secured by such obligations.
In addition, the Portfolio may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Portfolio may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Portfolio invests in securities maturing in 397 days (with certain exceptions) and the Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The Money Market Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a-7. Accordingly, although the Portfolio is a money market fund, the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a-7.
Principal Investment Risks
You could lose money by investing in the Portfolio. Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your Participation Certificates. The Portfolio generally must impose a fee when net redemptions of Participation Certificates in a given business day exceed certain levels. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Portfolio. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

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Liquidity Fee Risk. The Money Market Portfolio is able to impose discretionary liquidity fees on redemptions of Participation Certificates of the Money Market Portfolio, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. In addition, the Money Market Portfolio is required to impose mandatory liquidity fees, based on liquidity costs as determined by the Advisor, on redemptions of Participation Certificates of the Money Market Portfolio that are made on a day in which the Portfolio’s total net redemptions exceed 5% of the Portfolio’s net assets, unless the liquidity costs are de minimis. Accordingly, your redemptions may be subject to a liquidity fee when you sell your Participation Certificates at certain times.
Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit ratings or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
Financial Services Industry Risk. The Portfolio is susceptible to economic, business, political and other developments which generally affect the financial services industry, such as government regulation, interest rate volatility and the availability and cost of capital funds (including the availability and stability of deposits in the case of deposit-taking institutions), consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.
When interest rates go up, the value of securities issued by financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.
The profitability of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Portfolio’s investments in obligations of these issuers may lose value during such periods.
Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when market interest rates rise, and that the value of a debt security held by the Portfolio may rise when market interest rates fall. Changing demand for debt securities relative to supply also impacts their value, generally decreasing their value when demand decreases and increasing their value when demand increases. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in market interest rates than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in market interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio. Very low or negative market interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Portfolio’s ability to achieve its investment objective.
Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Floating Net Asset Value Risk. The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant NAV per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.
Foreign Exposure Risk. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

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Forward Commitment, When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Income Risk. Income risk is the risk that the Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, groups of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, like pandemics or epidemics, tariffs, trade wars, inflation, recessions, or other events could have a significant negative impact on the Portfolio and its investments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Mortgage- and Asset-Backed Securities Risks. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields.
Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Small Fund Risk. The Portfolio may not grow to or maintain an economically viable size to achieve investment or trading efficiencies, which may negatively impact performance and/or force the Portfolio to liquidate. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund participation certificates, which can occur at any time and may impact the fund in the same manner as a high volume of purchases or redemptions. The size and scale of the Portfolio may fluctuate based on current market considerations or other considerations, which may negatively impact the Portfolio’s performance.
U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in market interest rates, the market value of such securities may vary during the period of your investment in the Portfolio. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

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U.S. Government Obligations Risk. Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Portfolio and may adversely affect the value of the Portfolio’s Participation Certificates. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
Performance Information
The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. Prior to October 11, 2016, the Portfolio operated as a stable NAV money market fund. Beginning October 11, 2016, the Portfolio operates as a floating NAV money market fund. The table shows the Portfolio’s average annual total returns for one-, five- and ten-year periods ended December 31, 2025. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling (800) 621-9215.
Money Market Portfolio
Annual Total Returns for Each Year
Annual Returns (%)
During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 1.40% (for the quarter ended December 31, 2023) and the lowest quarterly return was -0.03% (for the quarter ended March 31, 2022).

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Average Annual Total Returns
(for the periods ended December 31, 2025):	1 Year	5 Years	10 Years
Money Market Portfolio	4.33%	3.27%	2.21%
The Money Market Portfolio seven-day average yield as of December 31, 2025 was 3.79%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.
Investment Advisor
BlackRock Advisors, LLC is the Money Market Portfolio’s investment advisor.
Purchase and Sale of Participation Certificates
The Money Market Portfolio does not have minimum initial or subsequent investment requirements.
The Money Market Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Portfolio. Purchase orders must be placed in dollars, but redemption orders may be placed in either number of shares or dollars. Investors may transmit their orders through the BlackRock® Cachematrix® Direct (“Cachematrix Direct”) trading platform, which can be found at www.pif.com, or by calling (800) 821-9771. You may also purchase or redeem Participation Certificates by establishing an account through a financial intermediary that has been authorized by the Fund to accept and effect transactions in Participation Certificates. A financial intermediary may impose a minimum initial and/or additional investment amount.
Tax Information
The Money Market Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Participation Certificates through a broker-dealer or other financial intermediary (such as a bank), the Administrator and/or its affiliates may pay the intermediary for the sale of Participation Certificates and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and its representatives to recommend the Portfolio over another investment. Ask your financial intermediary if you would like more information regarding potential conflict of interest.
ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVES AND STRATEGIES
The Government Portfolio
Investment Objective—The Government Portfolio is a government money market fund, which seeks a high level of current income and stability of principal. The Board may change the investment objective of the Government Portfolio without approval of the holders of the Portfolio’s Participation Certificates.
Principal Investment Strategies - The Investment Advisor seeks to maximize investment income while maintaining stability of principal and sufficient liquidity to accommodate daily redemption requests. The Government Portfolio seeks to maintain a net asset value of $1.00 per Participation Certificate.

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The Government Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations or cash. The Government Portfolio has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such government obligations. A government security is any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the United States Congress; or any certificate of deposit for any of the foregoing. This non-fundamental policy will not change without the Government Portfolio first providing Participation Certificate holders with at least 60 days’ prior notice of any such change. The Government Portfolio anticipates meeting this 80% investment policy because it already seeks to invest at least 99.5% of its total assets in the same types of investments that are required under the 80% policy, except that the Government Portfolio’s cash holdings are not eligible under the 80% policy.
The Government Portfolio invests in securities maturing in 397 days or less (with certain exceptions) and the Portfolio has a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. “Dollar-weighted” means the larger the dollar value of a debt security based on its market value in the Portfolio, the more weight it gets in calculating this average. The average maturity of the Portfolio’s securities is the average amount of time until the debt securities in the Portfolio must have their principal amount paid off or, in the case of variable or floating rate securities, will have their interest rate reset. The average life of the Government Portfolio’s securities is calculated in a similar manner, but without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date as permitted under Rule 2a-7. “Dollar-weighted” means the larger the dollar value of a debt security in the Portfolio, the more weight it gets in calculating these averages. The Investment Advisor generally holds portfolio securities to maturity but may from time to time sell securities for the purposes of raising cash for redemptions or repositioning the Portfolio. The Investment Advisor takes into consideration liquidity and market conditions when considering securities to sell.
Pursuant to Rule 2a-7, the Government Portfolio is required to hold securities that are sufficiently liquid to meet reasonably foreseeable Participation Certificate redemptions in light of the Portfolio’s obligations under Section 22(e) of the 1940 Act and any commitments the Portfolio has made to investors. To comply with this liquidity requirement, the Investment Advisor must consider factors that could affect the Portfolio’s liquidity needs, including characteristics of the Portfolio’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly Participation Certificate redemptions), this may require the Portfolio to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements pursuant to Rule 2a-7.
The Government Portfolio investments may include:
Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Portfolio. The Portfolio may engage in repurchase agreements collateralized by U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and cash.
U.S. Government Obligations. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and may purchase related custodial receipts.
U.S. Treasury Obligations. The Portfolio may invest in direct obligations of the U.S. Treasury. Each Portfolio may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.
Variable and Floating Rate Instruments. These instruments provide for adjustments in the interest rate on certain reset dates (i.e., variable rate) or whenever a specified interest rate index changes (i.e., floating rate).

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Forward Commitment, When-Issued and Delayed Delivery Securities. The purchase or sale of securities on a when-issued basis or on a delayed delivery (delayed settlement) basis involves the purchase or sale of securities by the Portfolio at an established price with payment and delivery taking place in the future. The Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction.
The Money Market Portfolio
Investment Objective - The Money Market Portfolio is an institutional prime money market fund, which seeks a high level of current income and stability of principal. The Board may change the investment objective of the Money Market Portfolio without approval of the holders of the Portfolio’s Participation Certificates.
Principal Investment Strategies - The Investment Advisor seeks to maximize investment income while maintaining stability of principal and sufficient liquidity to accommodate reasonable daily redemption requests.
The Money Market Portfolio intends to achieve its investment objective by investing in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements, U.S. and foreign bank and commercial obligations, in each case having remaining maturities of 397 days or less (with certain exceptions). Under normal market conditions, at least 25% and normally a substantial portion of the Portfolio’s total assets will be invested in obligations of issuers in the financial services industry, which includes obligations of domestic branches of U.S. banks and U.S. branches of foreign banks that are subject to the same regulations as U.S. banks, and also includes repurchase agreements secured by such obligations. In addition, the Portfolio may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Portfolio may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. The Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The average maturity of the Portfolio’s securities is the average amount of time until the debt securities in the Portfolio must have their principal amount paid off or, in the case of variable or floating rate securities, will have their interest rate reset. The average life of the Portfolio’s securities is calculated in a similar manner, but without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date, as permitted under Rule 2a-7. “Dollar-weighted” means the larger the dollar value of a debt security in the Portfolio, the more weight it gets in calculating these averages.
The Money Market Portfolio purchases eligible securities pursuant to guidelines approved by the Fund’s Board, and, when required under Rule 2a-7, the Investment Advisor determines whether a security presents minimal credit risk. The Investment Advisor generally holds securities to maturity but may from time to time sell securities for the purposes of raising cash for redemptions or repositioning the Portfolio. The Investment Advisor takes into consideration liquidity and market conditions when considering securities to sell.
The Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a-7. Accordingly, although the Portfolio is a money market fund the NAV of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a-7.
Pursuant to Rule 2a-7, the Portfolio is required to hold securities that are sufficiently liquid to meet reasonably foreseeable Participation Certificate redemptions in light of the Portfolio’s obligations under Section 22(e) of the 1940 Act and any commitments the Portfolio has made to investors. To comply with this liquidity requirement, the Investment Advisor must consider factors that could affect the Portfolio’s liquidity needs, including characteristics of the Portfolio’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly Participation Certificate redemptions), this may require the Portfolio to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements pursuant to Rule 2a-7.

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Description of Principal and Other Investments
Additional information regarding the principal investments of the Portfolios is set forth below. The Portfolios may utilize other non-principal investment strategies from time to time, which are discussed in the Statement of Additional Information (the “SAI”).
Both Portfolios may:
1. Purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and may purchase related custodial receipts.
2. Invest in direct obligations of the U.S. Treasury. Each Portfolio may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.
3. Enter into repurchase agreements. Under a repurchase agreement, a Portfolio acquires an investment for a short period (usually not more than 60 days), subject to an obligation of the seller to repurchase and the Portfolio to resell the investment at an agreed price and time, which determines the yield during the holding period. For the Government Portfolio the repurchase agreements are fully collateralized by U.S. Government securities and cash.
4. Purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.
5. Purchase securities on a “when-issued” or “delayed delivery” (delayed settlement) basis. Each Portfolio expects that commitments to purchase when-issued or delayed settlement securities will not exceed 15% of the value of its total assets absent unusual conditions. The Portfolios will only enter into when-issued or delayed delivery (delayed settlement) transactions that will settle within 35 days of the trade date, and the Portfolios intend to physically settle all such transactions. The Portfolios do not intend to purchase when-issued or delayed delivery securities for speculative purposes, but only in furtherance of their investment objectives. The Portfolios do not receive income from when-issued or delayed delivery securities prior to delivery of such securities.
A Portfolio may not acquire an illiquid security (defined as, securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately their market value as determined by the Portfolio) if, immediately following such acquisition, more than 5% of the Portfolio’s total assets are invested in illiquid securities. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.
The Money Market Portfolio may also:
1. Purchase bank obligations, such as bank holding company obligations, bankers acceptances and commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of U.S. banks and U.S. branches of foreign banks that are subject to the same regulations as U.S. banks having assets of at least $1 billion, provided that such bank obligations meet the quality, diversification, and other requirements of Rule 2a-7 and other SEC rules. The Portfolio may also make interest-bearing savings deposits in domestic commercial and savings banks.
2. Purchase commercial paper issued by domestic and foreign issuers that meet the Portfolio’s quality, diversification, and other requirements.
3. Purchase corporate bonds and notes issued by domestic issuers that meet the Portfolio’s quality, diversification, and other requirements.

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4. The Portfolio may, when deemed appropriate by its Investment Advisor in light of its investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, which carry yields that are competitive with those of other types of money market instruments of comparable quality.
5. Purchase variable amount master demand notes (“VAMD Notes”) issued by corporations, which are unsecured instruments that permit the indebtedness to vary and provide for periodic adjustments in the interest rate. Although such VAMD Notes normally are considered illiquid and are not traded, the Fund may at any time demand payment of principal and accrued interest be made by the issuers of the VAMD Notes in less than seven days. Investment in VAMD Notes would be subject to the limitations on purchases of illiquid securities described under “Investment and Borrowing Limitations” in the Statement of Additional Information, as well as the liquidity requirements of the Portfolios described above.
6. Borrow money by entering into reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of Portfolio securities is considered to be disadvantageous.
7. The Portfolio may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Portfolio may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages (“mortgage-backed securities”) and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable-rate securities.
Each investor should determine for itself the suitability of investing in a Portfolio, and with respect to investors that are insurance companies, whether such investments are permitted under applicable insurance laws and regulations.
Unusual Conditions/Temporary Defensive Periods
In the event of unusual conditions, each Portfolio may depart from its principal investment strategies and adopt temporary defensive positions. Each Portfolio may hold increased amounts of uninvested cash during such periods. Uninvested cash may not earn income.
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Portfolios’ Statement of Additional Information.
ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS
The following paragraph is applicable to the Money Market Portfolio: You could lose money by investing in the Portfolio. Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your Participation Certificates when it is determined to be in the Portfolio’s best interest. The Portfolio generally must impose a fee when net sales of Fund Participation Certificates in a given business day exceed certain levels. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
The following paragraph is applicable to Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

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This section contains a discussion of principal and certain non-principal risks of investing in a Portfolio. The “Investment Objective” and “Additional Information on Portfolio Instruments” sections in the SAI includes more information about each Portfolio, its investments, and related risks.
Principal Investment Risks
Liquidity Fee Risk. (Money Market Portfolio Only) The Money Market Portfolio is able to impose discretionary liquidity fees on redemptions of Participation Certificates of the Money Market Portfolio, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. In addition, the Money Market Portfolio is required to impose mandatory liquidity fees, based on liquidity costs as determined by the Advisor, on redemptions of Participation Certificates of the Money Market Portfolio that are made on a day in which the Portfolio’s total net redemptions exceed 5% of the Portfolio’s net assets. Accordingly, your redemptions may be subject to a liquidity fee when you sell your Participation Certificates at certain times.
Credit Risk. Credit risk is the risk that an issuer will be unable or unwilling to make principal and interest payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of a Portfolio’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Extension Risk (Money Market Portfolio Only). When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Financial Services Industry Risk (Money Market Portfolio Only). The Portfolio will be susceptible to economic, business, political or other developments which generally affect the financial services industry, such as government regulation, interest rate volatility and the availability and cost of capital funds (including the availability and stability of deposits in the case of deposit-taking institutions), consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.
When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.
The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Portfolio’s investments may lose value during such periods.
Forward Commitment, When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Floating Net Asset Value Risk (Money Market Portfolio Only). The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.
Foreign Exposure Risk (Money Market Portfolio Only). Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.
Income Risk. Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when market interest rates rise, and that the value of a debt security held by the Portfolio may rise when market interest rates fall. Changing demand for debt securities relative to supply also impacts their value, generally decreasing their value when demand decreases and increasing their value when demand increases. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in market interest rates than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in market interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio. Very low or negative market interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.
Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, including supply and demand, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, group of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, like pandemics or epidemics, tariffs, trade wars, inflation, recessions, or other events could cause significant global economic and market disruptions and have a significant negative impact on the Portfolio and its investments. The impact of such events may be more severe for the Portfolio because the Portfolio invests in short-term instruments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Mortgage- and Asset-Backed Securities Risks (Money Market Portfolio Only). Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Portfolio’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Portfolio’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

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Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Portfolio invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Portfolio management, it is possible that the Portfolio could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Portfolio may invest may also provide a degree of investment leverage, which could cause the Portfolio to lose all or substantially all of its investment.
The mortgage market in the United States could experience difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) and a decline in or flattening of real estate values (in each case as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators may experience serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements may cause limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
Operational and Technology Risks. The Portfolios and the entities with which they interact directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Portfolios and their Participation Certificate holders or impair the Portfolios’ operations. These entities include, but are not limited to, the Portfolios’ adviser, administrator, distributor, custodian, transfer agent, financial intermediaries, and governmental authorities. Operational and technology risks for the issuers in which the Portfolios invest could also result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such issuers to lose value. The Portfolios may incur substantial costs in order to mitigate operational and technology risks. While the Portfolios’ service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Portfolios in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions.
Prepayment Risk (Money Market Portfolio Only). When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, a Portfolio’s reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

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Repurchase Agreement Risk. The Portfolios may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.
Restricted Securities Risk (Money Market Portfolio Only). Limitations on the resale of restricted securities may have an adverse effect on their marketability and their liquidity, and may prevent the Portfolio from disposing of them promptly at advantageous prices. Restricted securities may not be listed on an exchange and may have no active trading market. In order to sell certain restricted securities, the Portfolio may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities. Restricted securities may be difficult to value because market quotations may not be readily available, there may be limited other information regarding the investment’s market or fair value, and the securities’ values may have significant volatility. Also, the Portfolio may get only limited information about the issuer of a given restricted security, and therefore may be less able to assess the investment risks as fully as for other issuers for which more information is available. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the Portfolio.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Portfolio.
Risk of Investing in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade.
Stable Net Asset Value Risk. (Government Portfolio Only). The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Participation Certificates, (ii) insufficient levels of cash in the Portfolio to satisfy redemption activity and (iii) disruption in the normal operation of the markets in which the Portfolio buys and sells securities, the Portfolio could be forced to sell securities at unfavorable prices in order to generate sufficient cash to pay redeeming Participation Certificate holders. Sales of securities held by the Portfolio at such times could result in losses to the Portfolio and cause the NAV to fall below $1.00 per Participation Certificate.

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U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in market interest rates, the market value of such securities may vary during the period of your investment in a Portfolio. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
U.S. Government Obligations Risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Portfolios and may adversely affect the value of the Portfolios’ Participation Certificates. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
Large Participation Certificate Holder and Large-Scale Redemption Risk. Certain Participation Certificate holders may from time to time own or manage a substantial amount of Participation Certificates or may invest in a Portfolio and hold its investment for a limited period of time. There can be no assurance that any large Participation Certificate holder would not redeem their investment or that the size of a Portfolio would be maintained. Redemptions of a large number of Participation Certificates by these Participation Certificate holders may adversely affect the Portfolios’ liquidity and net assets. These redemptions may force a Portfolio to sell securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Portfolio.
Small Fund Risk (Money Market Portfolio Only). The Portfolio may not grow to or maintain an economically viable size to achieve investment or trading efficiencies, which may negatively impact performance and/or force the fund to liquidate. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund participation certificates, which can occur at any time and may impact the fund in the same manner as a high volume of purchases or redemptions. The size and scale of the Portfolio may fluctuate based on current market conditions or other considerations, which may negatively impact the Portfolio’s performance.
Non-Principal Investment Risks
Illiquid Investments Risk. Each Portfolio’s liquid investments may become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Portfolio. Each Portfolio’s illiquid investments may reduce the returns of the Portfolio because it may be difficult to sell the illiquid investments at an advantageous time or price. A Portfolio may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.
Municipal Securities Risks (Money Market Portfolio Only). Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

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General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation and secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Portfolio may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Portfolio may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Portfolio’s loss.
Tax-Exempt Status Risk — In making investments, the Portfolio and its investment advisor will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Portfolio nor its investment advisor will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Portfolio and its shareholders could be subject to substantial tax liabilities. The IRS has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from U.S. federal income tax (contrary to indications from the issuer) could affect the Portfolio’s and its shareholders’ income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
Ownership Limitations Risk — If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BALLC, its affiliates or the Portfolios, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BALLC and its affiliates on behalf of clients (including the Portfolios) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rule or otherwise impaired. The capacity of the Portfolios to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Portfolios’ holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as the Portfolios) is subject to corporate or regulatory ownership restrictions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BALLC and its affiliates for client funds and accounts managed by BALLC (including the Portfolios) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BALLC and its affiliates, the Portfolios or other client accounts to suffer disadvantages or business restrictions.

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MANAGEMENT OF THE PORTFOLIOS
Investment Advisor
BALLC, the Investment Advisor to the Government Portfolio and the Money Market Portfolio, is an SEC registered investment adviser. BALLC was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809.
The Investment Advisor is a majority owned indirect subsidiary of BlackRock, Inc., which had approximately $14 trillion of assets under management as of December 31, 2025. BALLC manages assets for U.S. registered investment companies and 529 Plans. BALLC’s overall experience includes cash management, as well as managing equity, fixed income, alternative, multi-asset and quantitative equity strategies. BALLC has been a registered investment adviser since 1994.
As Investment Advisor, BALLC manages and is responsible for all purchases and sales of securities of the Portfolios. BALLC also provides certain administration services to the Portfolios, maintains the financial accounts and records and computes the net asset value and net income for both Portfolios of the Fund. BALLC subcontracts certain of the Portfolio’s administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). For the services provided and expenses assumed by it with respect to the Government Portfolio and the Money Market Portfolio, BALLC is entitled to receive a fee, computed daily and payable monthly, based on such Portfolio’s average daily net assets. BALLC, and not the Portfolios, pay BNY Mellon for the sub-contracted services.
BALLC has contractually agreed to waive its fees such that each Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, BALLC and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Government Portfolio’s annual ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets and BALLC has agreed to waive its fees such that the Money Market Portfolio’s annual ordinary operating expenses do not exceed 0.175% of the Portfolio’s average daily net assets up to $1 billion, 0.16% of the Portfolio’s average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio’s average daily net assets in excess of $2 billion. The Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. BALLC and the Administrator cannot terminate such fee waivers prior to May 1, 2027 without the consent of the Board. For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Administrator has agreed that if after giving effect to such waiver, and the other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to the other fee waivers and all Administrator fee waivers, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would not be less than 0.01%. BALLC has agreed that, if after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BALLC and the Administrator cannot terminate this portfolio yield fee waiver prior to May 1, 2027 without the consent of the Board.
BALLC and the Administrator will not recoup any fees that were waived pursuant to these waiver agreements in any subsequent years. For the fiscal year ended December 31, 2025, BALLC waived fees for the Government Portfolio equal to 0.07% of the Portfolio’s average daily net assets and waived fees for the Money Market Portfolio equal to 0.14% of the Portfolio’s average daily net assets. BALLC was paid, net of fees waived and expenses reimbursed, $749,671 by the Government Portfolio on a cash basis (0.05% of the Government Portfolio’s average net assets) and $104,976 by the Money Market Portfolio (0.06% of the Money Market Portfolio’s average net assets) during the fiscal year ended December 31, 2025.

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A discussion regarding the basis for the Board of Directors approving the continuation of the investment advisory and service agreements between the Fund and BALLC with respect to the Portfolios is available in the Fund’s Form N-CSR for the period ended June 30, 2025, which is available at www.sec.gov.
Directors
Jennifer J. Allen is Executive Vice President and Chief Financial Officer of Blue Cross & Blue Shield of Mississippi.
Noel W. Carden is Senior Vice President and Chief Financial Officer of Blue Cross and Blue Shield of Alabama.
Christina Y. Fisher is Executive Vice President and Chief Financial Officer of Blue Cross Blue Shield Association.
Lori C. Hair is Executive Vice President, Chief Financial Officer and Treasurer of BlueCross BlueShield of South Carolina.
Juan A. Lopez, Jr. is Executive Vice President, Chief Financial Officer and Treasurer of Independence Blue Cross.
Mitch W. Perry is Senior Vice President and Chief Financial Officer of Blue Cross and Blue Shield of North Carolina.
Susan A. Pickar is Chief Financial Officer and Treasurer of BCS Financial Corporation.
Craig S. Provenzano is Vice President, Enterprise Treasury, Tax and Investment Management of GuideWell Mutual Holding Corporation and Florida Blue.
Michael J. Stuart is President and Chief Executive Officer of Blue Shield of California.
T. Ralph Woodard, Jr. is Senior Vice President, Chief Financial Officer and Treasurer of Capital Blue Cross.
SHAREHOLDER INFORMATION
Participation Certificates
The Participation Certificates are shares of stock of the Fund. Under the Articles of Incorporation of the Fund, its shares of stock are referred to as “Participation Certificates.” The Participation Certificates of the Government Portfolio, which is a government money market fund, seek to maintain a NAV of $1.00 per Participation Certificate, and are entitled to one vote per Participation Certificate.
Pricing of Participation Certificates
For the Government Portfolio
The NAV per Participation Certificate is calculated by valuing the assets of the Portfolio, subtracting liabilities and dividing the balance by the number of Participation Certificates outstanding. The price you pay when you purchase, and the price you receive when you redeem, a Participation Certificate is the NAV next determined after confirmation of your order. The Government Portfolio’s NAV per Participation Certificate is calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time) on each day on which the NYSE is open for business (a “Business Day”). In computing NAV per Participation Certificate, the Government Portfolio uses the amortized cost method of valuation. See “Use of Amortized Cost” below. Although the Government Portfolio seeks to maintain a constant NAV of $1.00 per Participation Certificate, it is possible to lose money by investing in the Portfolio. The Portfolio’s current NAV may be found on the Fund’s website at www.pif.com.
The Government Portfolio reserves the right to advance the deadline for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

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For the Money Market Portfolio
The NAV per Participation Certificate is calculated by valuing the assets of the Portfolio, subtracting liabilities and dividing the balance by the number of Participation Certificates outstanding. The price you pay when you purchase, and the price you receive when you redeem, a Participation Certificate is the NAV next determined after confirmation of your order. The Money Market Portfolio’s NAV per Participation Certificate is calculated on each Business Day at 3:00 P.M. Eastern time. The time at which the NAV is determined, and when orders must be placed, may be changed as permitted by the SEC. The Portfolio’s current NAV may be found on the Fund’s website at www.pif.com.
The Money Market Portfolio reserves the right to advance the deadline for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.
In calculating its NAV, the Money Market Portfolio will value its holdings using readily available market quotations. Portfolio holdings for which market quotations are not readily available are fair valued by the Investment Advisor pursuant to the Board’s designation of the Investment Advisor as “valuation designee” with respect to the Money Market Portfolio in accordance with Rule 2a-5 under the 1940 Act. The Investment Advisor, as the Money Market Portfolio’s valuation designee, fair values portfolio holdings in accordance with its valuation policies and procedures, generally utilizing last available bid prices or price evaluations provided by an independent pricing service selected by the Investment Advisor. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Money Market Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots and the value ultimately realized when the securities are sold could differ from the prices used by the Money Market Portfolio. The Investment Advisor may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Money Market Portfolio’s Participation Certificates are determined as of such times.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Money Market Portfolio is the amount the Portfolio might reasonably expect to receive from the current sale of that assets or the cost to extinguish that liability in an arm’s-length transaction. When determining the fair value of an investment, the Investment Advisor may use one or more fair value methodologies (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment. Valuing the Money Market Portfolio’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. The Money Market Portfolio may also impose discretionary liquidity fees on redemptions, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. In addition, the Money Market Portfolio is required to impose mandatory liquidity fees based on liquidity costs as determined by the Advisor under certain circumstances, as explained below under “Special Limitations Affecting Redemptions.”

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Use of Amortized Cost
Under the amortized cost valuation method, an investment is valued initially at its cost, which is then adjusted each day by the amount of interest income accrued over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the accrued interest is added to the investment’s cost; if the initial cost exceeds the amount payable at maturity (a “premium”), then the accrued interest is subtracted from the investment’s cost.
In response to SEC guidance that funds may only use the amortized cost method to value a Portfolio security with a remaining maturity of 60 days or less when the fund can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the shadow price of a Portfolio security that utilizes amortized cost to value the security to ensure that amortized cost is used to value the security only where it is “approximately the same” as the security’s market based value. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. This determination is made only on an individual security basis. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.
Purchase of Participation Certificates
The Fund’s Participation Certificates may be purchased only by (i) Blue Cross Plans, Blue Shield Plans, and Blue Cross and Blue Shield Plans (individually, a “Plan” and, collectively, the “Plans”), the Blue Cross and Blue Shield Association (“BCBSA”), and BCS Financial Corporation (“BCS”); and (ii) subsidiaries and affiliates of any Plan, BCBSA, or BCS. These investors are referred to individually as a “BCBS Investor” and collectively as “BCBS Investors”; the Fund’s Participation Certificate holders may also include any person or entity that has a written agreement with the Fund, a principal underwriter of the Fund’s Participation Certificates, or BCS or its subsidiaries and affiliates to hold Participation Certificates exclusively for the benefit of any BCBS Investor. The Fund sells Participation Certificates of each Portfolio without a sales charge at the NAV per Participation Certificate next calculated after receipt of a purchase order is confirmed. Investors may open an account with the Fund by completing and submitting to the Fund’s administrator, BCS Financial Services Corporation (previously defined as the “Administrator”), an application which may be obtained by calling (800) 621-9215. The application requests information from the investor that is required in order to open an account for such investor. After the application has been received and approved, an investor may place purchase orders for Participation Certificates on any Business Day through Cachematrix Direct, which can be found at www.pif.com, or by calling (800) 821-9771 and indicating the amount and the Portfolio of the Participation Certificates desired.
You may also purchase or redeem Participation Certificates by establishing an account through a financial intermediary that has been authorized by the Fund to accept and effect transactions in Participation Certificates. A financial intermediary may impose a minimum initial and/or additional investment amount. See “Financial Intermediaries” below for additional information.
Purchase orders for a Portfolio will be processed at the NAV next calculated after receipt of your purchase order is received in proper form and confirmed by BNY Mellon. For purchases made through a financial intermediary, your financial intermediary is responsible for the timely submission of your order. Each Portfolio may in its discretion reject any orders for purchase of Participation Certificates.
Government Portfolio
A purchase order for the Government Portfolio must be received by 2:55 P.M., Eastern Time (if placed online through Cachematrix Direct or through a financial intermediary), or by 3:00 P.M., Eastern Time (if placed by calling (800) 821-9771) in order to receive same-day settlement. If your purchase order is confirmed after these order placement cutoff times, your order will be processed at the NAV calculated on the next Business Day. In addition, in order for a purchase order to be processed the Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. (Eastern time)) on the same Business Day. In the event that payment is not received by the close of the Federal Reserve wire transfer system that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any costs incurred.

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Money Market Portfolio
The Money Market Portfolio’s NAV is calculated at 3:00 P.M. (Eastern Time) on each Business Day. The cutoff times by which your purchase order for the Money Market Portfolio must be received by 2:30 P.M. Eastern Time (if placed through a financial intermediary), 2:55 P.M. Eastern Time (if placed online through Cachematrix Direct), or 3:00 P.M. Eastern Time (if placed by calling (800) 821-9771) in order to receive same-day settlement. If your purchase order is confirmed after these order placement cutoff times, your order will be processed at the NAV calculated on the next Business Day. In addition, in order for a purchase order to be processed the Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:45 P.M. (Eastern time)) on the same Business Day. In the event that payment is not received by the close of the Federal Reserve wire transfer system that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any costs incurred, including any costs incurred to recompute the Portfolio’s NAV.
Payment for your Purchase Order: Investors must pay for purchase orders for Participation Certificates through Federal wire to BNY Mellon. Wire instructions will be provided to each investor upon account opening and can be provided by request to the Fund’s Administrator by calling (800) 621-9215.
Redemption of Participation Certificates
Investors may transmit redemption orders through Cachematrix Direct, which can be found at www.pif.com, or by calling (800) 821-9771, or through their financial intermediary. The Fund will redeem Participation Certificates at the NAV per Participation Certificate next calculated after your redemption order is received in proper form and confirmed by BNY Mellon.
Government Portfolio
A redemption order for the Government Portfolio must be received by 2:55 P.M., Eastern Time (if placed online through Cachematrix Direct or through a financial intermediary), or by 3:00 P.M., Eastern Time (if placed by calling (800) 821-9771) in order to receive same-day settlement.
Money Market Portfolio
A redemption order for the Money Market Portfolio must be received by 2:30 P.M. Eastern Time (if placed through a financial intermediary), 2:55 P.M. Eastern Time (if placed online through Cachematrix Direct), or by 3:00 P.M. Eastern Time (if placed by calling (800) 821-9771) in order to receive same-day settlement.
Additional Information on Redemptions of Participation Certificates
If your redemption order with respect to a Portfolio is confirmed after these cutoff times, your order will be processed at the NAV calculated on the next Business Day.
Under normal conditions, each Portfolio typically expects to meet redemption requests through the use of the Portfolio’s holdings of cash or cash equivalents or by selling other Fund assets. A redemption in-kind may be used under unusual circumstances and is discussed in more detail below and in the SAI. The Fund will pay for redeemed Participation Certificates of a Portfolio for which a redemption order is received on a Business Day before 3:00 P.M., Eastern Time by BNY Mellon in Federal funds wired to the redeeming investor’s account on the same Business Day. The Fund will pay for

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redemption orders which are received on a Business Day after the applicable times specified above (or on a day when BNY Mellon is closed) in Federal funds wired on the next Business Day that BNY Mellon is open for business. An investor receives no dividend for the day on which Participation Certificates are redeemed, therefore, investors that do not place redemption orders by the times indicated may wish to wait until the morning of the following Business Day to do so.
The Fund may suspend the right to redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its Participation Certificates) for the periods permitted under the 1940 Act and as determined by the SEC by rules and regulations.
If any investor ceases to be a member or licensee of the Blue Cross and Blue Shield Association or a related organization (previously defined as a “BCBS Investor”), the Fund may redeem the Participation Certificates held by such investor, without the investor’s consent. If an investor ceases to be a BCBS Investor, the investor must promptly notify the Fund in writing. If the Fund redeems the Participation Certificates held by such investor, the Fund will notify such investor.
Redemption In-Kind
Investors may request that redemption order proceeds consist of securities held by the redeemed Portfolio in lieu of cash. Prior to requesting that a redemption order be paid with Portfolio securities in-kind, an investor must provide the Investment Advisor with written instructions identifying the custodial account to receive the securities to be distributed. The Fund may decline such a request in full or in part and pay redemption proceeds in cash if the Fund determines it is in its best interest to do so. The securities to be distributed in an in-kind payment of redemption proceeds shall represent a pro rata share of each security held in the Portfolio, in accordance with Rule 17a-5 under the 1940 Act. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.
If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make redemption payments in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Fund has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or 1% of the respective Portfolio’s NAV for any Participation Certificate holder within a 90-day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the 1940 Act.
Special Limitations Affecting Redemptions
Under Rule 2a-7, the Money Market Portfolio must impose a mandatory liquidity fee to redeeming Participation Certificate holders when two events occur on a single trading day: (1) Participation Certificates representing 5% or greater of the Money Market Portfolio’s total net assets are redeemed and (2) the Investment Advisor determines that there are liquidity costs to sell a pro rata, vertical slice of the Portfolio’s securities equal in value to the redemptions and that those costs are at least 0.01% of the value of the Participation Certificates redeemed. The mandatory liquidity fee is based on the liquidity costs as determined by the Investment Advisor. The mandatory liquidity fee would apply to all Participation Certificates of the Portfolio that are redeemed at a price computed on that day. The Money Market Portfolio is permitted to base the determination of whether the Portfolio has exceeded 5% net redemptions on shareholder flow information that is available to the Portfolio within a reasonable period after the Portfolio computes its NAV each day. This means that Money Market Portfolio’s measurement of net redemptions for purposes of determining whether the Institutional Portfolio is required to impose a mandatory liquidity fee may not reflect the Portfolio’s full shareholder flows for the day.
The Money Market Portfolio will determine the size of the mandatory liquidity fee by making a good faith estimate of the spread, other transaction, and market impact costs (the “liquidity costs”) that Money Market Portfolio would incur if it were to sell a pro rata amount of each security in its portfolio to satisfy the amount of net redemptions on that day. There is no upper limit to this fee, but if estimated liquidity costs are less than one basis point (0.01%) of the value of the Participation Certificates redeemed, as the Money Market Portfolio expects to be the case during normal market conditions, the Money Market Portfolio will deem liquidity costs de minimis and will not apply a mandatory liquidity fee to redemptions on that day.

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There may be occasions when the Money Market Portfolio cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data. If this occurs, the Money Market Portfolio is required to apply a default liquidity fee of 1% on the value of Participation Certificates redeemed on that day.
The Money Market Portfolio is able to impose discretionary liquidity fees on redemptions, not to exceed 2% of the value of the Participation Certificates redeemed, when the Officers of the Fund determine that it is in the Portfolio’s best interests. Discretionary liquidity fees, if imposed, may be terminated at any time at the discretion of the Fund Officers, if they determine that it is no longer in the best interests of the Money Market Portfolio. All liquidity fees payable by Participation Certificate holders of the Money Market Portfolio would be payable to the Portfolio and could offset any losses realized by the Portfolio when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed on redemptions, the Money Market Portfolio will notify Participation Certificate holders on the Portfolio’s website or by press release. Such notifications will include details regarding the amount of the liquidity fee.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act , if an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets. In addition, the SEC may, by order, permit suspension of redemptions for the protection of Participation Certificate holders.
In severe circumstances, a Portfolio may cease honoring redemptions and liquidate at the discretion of the Board, including a majority of the Independent Directors. Prior to suspending redemptions, the Portfolio would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Portfolio ceases honoring redemptions and determines to liquidate, the Portfolio expects that it would notify Participation Certificate holders on the Portfolio’s website or by press release. Distributions to Participation Certificate holders of liquidation proceeds may occur in one or more disbursements.
Additional Purchase and Redemption Information
The Fund’s Board has not adopted policies and procedures with respect to frequent purchases and redemptions of the Portfolios’ Participation Certificates (market timing policy) because the Government Portfolio seeks to maintain a stable NAV of $1.00 per Participation Certificate and because both Portfolios are generally used for short-term investment or cash management purposes. There can be no assurances, however, that the Portfolios may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s portfolio securities.
Financial Intermediaries
You may also purchase or redeem Participation Certificates by establishing an account through a financial intermediary that has been authorized by the Fund to accept and effect transactions in Participation Certificates. Financial intermediaries may include banks and others that have entered into agreements with the Fund or the Distributor (as defined below). Such financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio’s behalf. If you place your order and hold your Participation Certificates through an intermediary, you are not transacting directly with the Portfolios, and you must follow the intermediary’s transaction procedures. The price you pay when you purchase, and the price you receive when you redeem, a Participation Certificate is the NAV next determined after the Fund accepts and confirms the order submitted by the intermediary on your behalf. Your intermediary may impose different or additional conditions than the Portfolios on your transactions, including a cut-off time for submitting your order to the intermediary that is prior to the time at which the Portfolio’s NAV is next calculated.

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Your intermediary also may impose a minimum initial and/or additional investment amount and access charges directly to you for the intermediary’s services in addition to the fees paid by the Administrator. You should consult with your intermediary directly for information regarding its conditions and any fees for purchasing and redeeming Participation Certificates. Neither the Fund nor its Portfolios are responsible for the failure of your intermediary to carry out its responsibilities, and under no circumstances will the Fund or a Portfolio pay your intermediary for transaction or other account services rendered on your behalf.
Dividends and Distributions
Investors in the Portfolios are entitled to dividends and distributions arising only from the net income and capital gains, if any, earned on investments held by that Portfolio. Each Portfolio declares net income daily as a dividend to Participation Certificate holders of record at the close of business on the date of declaration. Each Portfolio pays dividends monthly. Dividends will be reinvested in additional Participation Certificates or, if the investor so elects by checking the appropriate box on its account application, will be transmitted to such investor by wire within five Business Days after the end of the month (or within five Business Days after a redemption of all of the investor’s Participation Certificates). The Government Portfolio and the Money Market Portfolio do not expect to realize net long-term capital gains.
Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT ACT (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from its Participation Certificate holders to enable it to form a reasonable belief that the Fund knows the true identity of its Participation Certificate holders.
Distributor
The Fund has entered into a Distribution Agreement dated as of September 30, 2021 with Foreside Fund Services, LLC (the “Distributor”), pursuant to which the Distributor is the Fund’s principal underwriter and acts as the Fund’s distributor in connection with the offering of the Participation Certificates of the Fund.
FEDERAL INCOME TAXES
As long as a Portfolio meets the requirements for being a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio pays no federal income tax on the earnings it distributes to holders of Participation Certificates. The Portfolios met these requirements in the last taxable year and intend to continue to meet these requirements in future years.
Dividends you receive from the Portfolios, whether reinvested or taken as cash, are generally taxable. Dividends from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable as long-term capital gains; dividends from other sources are generally taxable as ordinary income. The Portfolios expect that substantially all of the dividends from the Portfolios will be taxable as ordinary income.
Dividends declared in October, November or December of any year and payable to holders of record on a specified date in such a month and paid by the Portfolio during January of the following year will be deemed for federal income tax purposes to have been received by the Participation Certificate holders and paid by the Portfolio on December 31 of the year in which the dividend was declared.

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When a holder of Participation Certificates sells, redeems or exchanges their Participation Certificates, it is generally considered a taxable event for the holder. Unless the Participation Certificate holder elects the simplified NAV method of accounting (discussed below), the holder will generally recognize gain or loss equal to the difference between the amount realized on the sale, redemption, or exchange and the holder’s basis in the Participation Certificates that were sold, redeemed, or exchanged. The gain or loss will generally be treated as a long-term capital gain or loss if the holder held their Participation Certificates for more than one year. If the holder held their Participation Certificates for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Because the Government Portfolio currently seeks to maintain a stable NAV of $1.00 per Participation Certificate, it is unlikely that a holder will have a capital gain or loss when the holder sells, redeems or exchanges their Participation Certificates. However, holders of Participation Certificates of the Money Market Portfolio may recognize a taxable gain or loss upon the sale, exchange or redemption of their Participation Certificates as a result of the Money Market Portfolio’s floating NAV. Each holder of Participation Certificates is responsible for any tax liabilities generated by their transactions. Holders of Participation Certificates may be limited in their ability to utilize capital losses.
If a holder of Participation Certificates elects to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of Participation Certificates as described above, the holder would recognize gain or loss based on the aggregate value of their Participation Certificates of a Portfolio during the computation period. The holder’s gain or loss would generally equal (i) the aggregate fair market value of the holder’s Participation Certificates at the end of the computation period, (ii) minus the aggregate fair market value of the holder’s Participation Certificates at the end of the prior computation period, (iii) minus the holder’s “net investment” in the Portfolio for the computation period. A holder’s net investment is the aggregate cost of Participation Certificates purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of Participation Certificates during the same period. The computation period may be the holder’s taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Investors in the Portfolios should consult their own tax advisor to determine if the NAV method is appropriate for their individual circumstances.
A liquidity fee imposed by the Money Market Portfolio will reduce the amount a Participation Certificate holder receives upon the redemption of their Participation Certificates and will decrease the amount of any capital gain or increase the amount of any capital loss a holder recognizes from such redemption. Any such liquidity fee will constitute an asset of the Money Market Portfolio and will serve to benefit non-redeeming shareholders. Such fees may raise the Portfolio’s NAV, increasing the taxable income or reducing the deductible losses of a Participation Certificate holder that redeems their Participation Certificates at a later time when such fees are not being charged. There is some degree of uncertainty with respect to the federal income tax treatment of liquidity fees received by a money market fund, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Money Market Portfolio receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Portfolio at such time.
Each Portfolio is required in certain circumstances to apply backup withholding on all distributions and redemption proceeds paid to any holder of the Portfolio’s Participation Certificates who does not provide the Portfolio with their correct taxpayer identification number or who fails to make required certifications or who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the holder’s federal income tax liability provided the appropriate information is furnished timely to the Internal Revenue Service.
The foregoing discussion summarizes certain U.S. federal income tax consequences solely for investors (i) who are beneficial owners of Participation Certificates, (ii) hold such Participation Certificates as capital assets and (iii) are United States persons (as such term is defined in the Code) other than partnerships and other than investors that are subject to special tax treatment (such as financial institutions, real estate investment trusts, regulated investment companies and retirement plans). Investors should consult their tax advisors as to the federal, state, local and foreign tax consequences of ownership of Participation Certificates before making an investment in a Portfolio.

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FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Government Portfolio and the Money Market Portfolio for the periods indicated. Certain information reflects financial results for a single Participation Certificate. The total returns in the table represent the rate of return that an investor would have earned (or lost) on an investment in the respective Portfolio (assuming reinvestment of all dividends and distributions). This information for the years ended December 31, 2025 and 2024 has been derived from the financial statements audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, and for the years ended 2023, 2022 and 2021has been derived from the financial statements audited by the Fund’s former independent registered public accounting firm. Tait, Weller & Baker LLP’s report, along with audited financial statements of the Portfolios, is included in the Portfolios’ Annual Financial Statements and Other Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR, which is available upon request and at www.pif.com. The last page describes how to request this information.

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Government Portfolio
The table below sets forth selected financial data for a Government Portfolio Participation Certificate outstanding throughout each year presented.

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0417	0.0510	0.0494	0.0152	0.0001
Net Realized Gain (Loss) on Investments	0.0003	0.0001	— (1)	— (1)	— (1)

Total From Investment Operations	0.0420	0.0511	0.0494	0.0152	0.0001

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0420)	(0.0511)	(0.0494)	(0.0152)	(0.0001)

Total Dividends and Distributions	(0.0420)	(0.0511)	(0.0494)	(0.0152)	(0.0001)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	4.28%	5.23%	5.05%	1.53%	0.02%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$1,155,490	$1,918,112	$1,891,687	$1,308,779	$1,117,653
Ratio of Net Expenses to Average Net Assets (2)	0.10%	0.10%	0.10%	0.10%	0.08%
Ratio of Net Investment Income to Average Net Assets (3)	4.19%	5.08%	4.99%	1.58%	0.01%

(1)	Less than $0.0001 per share.
(2)
Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.20%, 0.19%, 0.21%, 0.21% and 0.21% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(3)
Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income/(loss) to average net assets would have been 4.09%, 4.99%, 4.88%, 1.47% and (0.12)% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

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Money Market Portfolio
The table below sets forth selected financial data for a Money Market Portfolio Participation Certificate outstanding throughout each year presented.

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net Asset Value, Beginning of Year	$1.0001	$1.0003	$1.0001	$1.0000	$1.0001

Investment Operations:
Net Investment Income	0.0424	0.0517	0.0504	0.0165	0.0001
Net Realized and Unrealized Gain (Loss) on Investments	0.0001	(0.0002)	0.0002	0.0001	(0.0001)

Total From Investment Operations	0.0425	0.0515	0.0506	0.0166	— (1)

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0424)	(0.0517)	(0.0504)	(0.0165)	(0.0001)

Total Dividends and Distributions	(0.0424)	(0.0517)	(0.0504)	(0.0165)	(0.0001)

Net Asset Value, End of Year	$1.0002	$1.0001	$1.0003	$1.0001	$1.0000

Total Return	4.33%	5.27%	5.18%	1.67%	—%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$190,553	$173,604	$154,661	$66,774	$58,081
Ratio of Net Expenses to Average Net Assets (2)	0.18%	0.17%	0.17%	0.17%	0.16%
Ratio of Net Investment Income to Average Net Assets (3)	4.23%	5.15%	5.01%	1.70%	0.01%

(1)	Less than $0.0001 per share or 0.01%

(2)
Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.33%, 0.35%, 0.36%, 0.49% and 0.44% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(3)
Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income/(loss) to average net assets would have been 4.07%, 4.97%, 4.82%, 1.39% and (0.27)% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

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WHERE TO FIND MORE INFORMATION
The Statement of Additional Information dated April 30, 2026 relating to the Government Portfolio and the Money Market Portfolio (the “SAI”) includes additional information about the Portfolios. The SAI is incorporated by reference into and is legally part of this Prospectus. The Portfolios’ Annual and Semi-Annual reports and Form N-CSR contain additional information about the Portfolios’ investments. In Form N-CSR, you will find each Portfolio’s annual and semi-annual financial statements.
Investors can get free copies of the above-named documents, request other information about the Portfolios and the Fund, and make shareholder inquiries, by calling the Administrator at (800) 621-9215. The Fund makes available the Prospectus, SAI, shareholder reports and Annual and Semi-Annual financial statements and other information, free of charge, on the Fund’s website at www.pif.com.
Information about the Fund (including the SAI) is available on the SEC’s EDGAR database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The Fund’s Investment Company Act File No. is 811-04379.

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PLAN INVESTMENT FUND, INC.

GOVERNMENT PORTFOLIO (PIFXX)

MONEY MARKET PORTFOLIO (PIMXX)

Statement of Additional Information

April 30, 2026

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the current Prospectus of Plan Investment Fund, Inc. (the “Fund”) relating to the Government Portfolio and the Money Market Portfolio of the Fund (each, a “Portfolio” and collectively, the “Portfolios”), dated April 30, 2026, as it may from time to time be supplemented or revised (the “Prospectus”). No investment in Participation Certificates of the Portfolios should be made without reading the Prospectus. The audited Annual Financials and Other Information and unaudited Semi-Annual Financials and Other Information for the Portfolios, including the report of Tait, Weller & Baker LLP , the Fund’s independent registered public accounting firm, contained in the Fund’s Form N-CSR dated December 31, 2025 are incorporated by reference into this SAI. Copies of the Prospectus, each Portfolio’s Annual and Semi-Annual Reports, and the Annual Financials and Other Information and unaudited Semi-Annual Financials and Other Information for the Portfolios may be obtained, without charge, by visiting the Fund’s website at www.pif.com or by calling the Fund’s administrator, BCS Financial Services Corporation (the “Administrator”), at (800) 621-9215.

GENERAL INFORMATION

Plan Investment Fund, Inc. is a Maryland corporation and was incorporated on August 6, 1985. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers Participation Certificates in, and consists of, two investment portfolios: Government Portfolio and Money Market Portfolio. The Government Portfolio commenced operations on June 1, 1995. The Money Market Portfolio commenced operations on March 11, 1987. The Government Portfolio and Money Market Portfolio are each a diversified series of the Fund.

DESCRIPTION OF THE GOVERNMENT PORTFOLIO AND MONEY MARKET PORTFOLIO AND THEIR INVESTMENTS AND RISKS

Investment Objective

Each Portfolio’s investment objective is set forth in the Prospectus. The investment objective of a Portfolio may be changed by the Fund’s Board of Directors (the “Board”) without approval of the Portfolio’s Participation Certificate holders. While there is no assurance that the Portfolios will achieve their investment objectives, they endeavor to do so by following the strategies and policies described in the Prospectus and this SAI.

Additional Information on Portfolio Instruments

The following supplements information contained in the Prospectus concerning the Portfolios’ principal investment strategies. To the extent an investment policy is discussed in this SAI but not in the Prospectus with respect to a Portfolio, such policy is not a principal investment strategy of the Portfolio. The information below relates only to those Portfolios that are authorized to invest in the instruments or securities described below.

Negative Interest Rate Scenarios. Should a negative interest rate scenario ever occur that causes the Government Portfolio to have a negative gross yield, the Portfolio may account for the negative gross yield by either using a floating NAV or a reverse distribution mechanism that seeks to maintain a stable net asset value of the Portfolio by cancelling shareholders’ shares in the amount of the negative gross yield. If the Portfolio converts to a floating NAV, any losses the Portfolio experiences due to negative interest rates will be reflected in a declining NAV per share. Under a reverse distribution mechanism, shareholders in the Portfolio would observe a stable share price but a declining number of shares for their investment. This means that such an investor would lose money when the Portfolio cancels shares. In either situation, the Board will need to determine that the approach is in the best interests of the Portfolio and will need to ensure shareholders are provided adequate disclosures around the consequences of the approach chosen by the Board for the Portfolio.

Banking Industry Obligations. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which a Portfolio may invest include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

Commercial Paper. Investments in commercial paper will be rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer), such as S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Commercial paper includes, “Section 4(a)(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors through or with the assistance of dealers who make a market in Section 4(a)(2) paper, thereby providing liquidity. Certain transactions in Section 4(a)(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act. Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public.

Domestic Issuers. The Fund considers any issuer organized under the laws of a United States jurisdiction to be a United States issuer, and considers an issuer to be a United States domestic issuer even if it is organized outside of a United States jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States jurisdiction.

Environmental, Social and Governance (“ESG”) Integration. Although the Fund does not seek to implement a sustainability objective, strategy or process, BlackRock Advisors, LLC (“BALLC” or the “Investment Advisor”) will consider ESG factors as part of the credit research and investment process for the Fund. BALLC views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. All securities purchases by the Fund are selected from approved lists maintained by BALLC. All instruments on an approved list used by BALLC have met the minimal credit risk requirement of Rule 2a-7, if required. In reviewing instruments, BALLC will consider the capacity of the issuer or guarantor to meet its obligations. BALLC considers ESG data within the total data available during its review. This may include third party research as well as considerations of proprietary BALLC research across ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Fund’s investment processes are not anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Fund’s exposure to certain companies or industries. While BlackRock views ESG considerations as having the potential to contribute to the Portfolio’s long-term performance, there is no guarantee that such results will be achieved.

Forward Commitment, When-Issued and Delayed Delivery Securities. Securities purchased in a forward commitment, when-issued or delayed delivery transaction are purchased for delivery beyond the normal settlement date at a stated price and yield. A Portfolio will generally not pay for such securities or start earning interest on them until they are received. In such a transaction, the purchase or sale will be recorded on the date a Portfolio enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Portfolio’s NAV. The value of the security on the delivery date may be more or less than its purchase price. The Portfolio will bear the risk of a decline in the value of the security in these transactions and may not benefit from appreciation in the value of the security during the commitment period. The Portfolios will only enter into when-issued or delayed delivery (delayed settlement) transactions that will settle within 35 days of the trade date, and the Portfolios intend to physically settle all such transactions.

A Portfolio’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Portfolio engages in these transactions, it relies on the seller to consummate the trade, and there can be no assurance that the security will be delivered. Failure of the seller to deliver the security may result in the Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolios do not intend to engage in these transactions for speculative purposes, but only with the intention of acquiring the securities in furtherance of the Portfolio’s investment objective. However, the Portfolios reserve the right to dispose of a forward commitment prior to settlement if the Investment Advisor deems it appropriate to do so.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many agreements with respect to when-issued, TBA and forward commitment transactions, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Portfolio’s ability to terminate existing agreements with respect to these transactions or to realize amounts to be received under such agreements.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Portfolios include: U.S. Treasury Bills, Treasury Notes, Treasury Bonds, and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), Federal Financing Bank, General Services Administration, The Co-Operative Central Bank , Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Farm Credit System and Tennessee Valley Authority. The Portfolios may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

To the extent consistent with their respective investment objectives, the Portfolios may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or U.S. Government sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or U.S. Government sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Repurchase Agreements. The Portfolios may enter into repurchase agreements. In a repurchase agreement, a Portfolio purchases securities from counterparties, such as banks and broker-dealers, which must be deemed creditworthy by the Investment Adviser, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest and any accrued premium). The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

The repurchase agreements of the Government Portfolio are collateralized by U.S. Government securities the market value of which, on a daily basis, including accrued interest, if any, is at least equal to 100% of the purchase price plus accrued interest under the repurchase agreements. The repurchase agreements of the Money Market Portfolio are fully collateralized by cash, obligations issued by the U.S. Government or its agencies or instrumentalities, or obligations rated that, at the time the repurchase agreement is entered into, are rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or if unrated, determined to be of comparable quality by the Investment Advisor pursuant to standards approved by the Board. The collateral of the Money Market Portfolio is not limited to the foregoing and may include, for example, obligations rated in any category by NRSROs, including collateral that may be below investment grade. Collateral for a repurchase agreement may also include securities: Institutional, equity securities and other fixed income securities, that the Money Market Portfolio could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. Appendix A to this SAI contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Irrespective of the type of collateral underlying the repurchase agreement, the Investment Advisor must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Portfolio and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the 1940 Act. These standards require an independent review by the Portfolio’s Investment Advisor of the operating history and financial condition of the sellers to evaluate their creditworthiness and the risk of their becoming involved in bankruptcy proceedings or otherwise impairing the quality of the repurchase agreement during its contemplated term. The Investment Advisor will monitor the creditworthiness of the seller during the life of a repurchase agreement.

Securities subject to repurchase agreements will be held by the Portfolios’ custodian or sub-custodian, The Bank of New York Mellon (“BNY Mellon”), or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Portfolios under the 1940 Act, and for tax purposes generally. It is not clear whether for other purposes a court would consider the securities purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by a Portfolio to the seller.

Repurchase agreements pose certain risks for a Portfolio that utilizes them. Such risks are not unique to the Portfolio but are inherent in repurchase agreements. The Portfolios seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the seller defaults in its obligation to repurchase the underlying instrument, which in effect constitutes collateral for the seller’s obligation, at the price and time fixed in the repurchase agreement, the Portfolios might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, lower quality collateral may be more difficult to liquidate than higher quality collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolios may be delayed or limited.

The Portfolios will perfect their security interest in the collateral securing the repurchase agreements in accordance with U.S. Treasury Regulations and the applicable commercial transaction law of the state in which such collateral is located. If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Portfolio does not have a perfected security interest in the securities, the Portfolio may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Investment Advisor analyzes the creditworthiness of the obligor, in this case the seller of the securities. However, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Portfolio may not recover the full amount it paid for the securities and would retain the status of an unsecured creditor of the seller (i.e., the position the Portfolio would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt of the defaulting seller) with respect to the amount of the shortfall. A Portfolio may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Portfolio from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations a Portfolio will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. It is possible that, with respect to certain repurchase agreements, a trustee for a bankrupt or insolvent seller could be able to demand the return of any additional securities that were previously delivered to the Portfolio for this purpose, and a Portfolio could incur a loss for this reason.

Regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many repurchase agreements and purchase and sale contracts, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Portfolio’s ability to terminate existing repurchase agreements and purchase and sale contracts or to realize amounts to be received under such agreements.

Reverse Repurchase Agreements. The Money Market Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement a Portfolio sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Portfolio is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

The Money Market Portfolio’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Investment Advisor will evaluate the creditworthiness of the other party in determining whether the Money Market Portfolio will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by the Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repurchase the securities sold to the counterparty at the agreed upon price. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price to which the Portfolio remains committed.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. The Money Market Portfolio’s investments in reverse repurchase agreements is subject to the Portfolio’s fundamental investment limitation on borrowing as set forth under the section entitled “Investment and Borrowing Limitations” in this SAI.

Variable Amount Master Demand Notes. With respect to the variable amount master demand notes (“VAMD Notes”) described in the Prospectus, the Investment Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, VAMD Notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

Mortgage-Related and Other Asset-Backed Securities. Mortgage-related securities include fixed and adjustable-rate mortgage pass-through certificates, which provide the holder with a share of the interest and principal payments on a pool of mortgages, ordinarily backed by residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-through certificates guaranteed by Ginnie Mae (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae guaranteed mortgage pass-through certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department.

Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by Freddie Mac include Freddie Mac mortgage participation certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac.

The Money Market Portfolio only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elects to be taxed as a real estate mortgage investment conduit (“REMIC”), represents a direct ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including Ginnie Mae, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which the Money Market Portfolio may hold are known as “regular” interests. The Portfolio may also hold “residual” interests, which in general are junior to and significantly more volatile than “regular interests.” The residual in a CMO structure generally represents the interest in any excess cash flow or tax liability remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than that of other securities. The Money Market Portfolio currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or “companion” tranches) tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular sequential paying class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

The Money Market Portfolio may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Portfolio has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities. These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Variable and Floating Rate Instruments. Each Portfolio may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectus. In some cases, the Portfolios may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 397 days provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Portfolio may be entitled to principal on demand and may be able to resell such notes in the dealer market. Variable and floating rate instruments held by a Portfolio generally may have maturities of more than 397 days provided: (i) they are subject to a demand feature entitling the Portfolio to the payment of principal and interest within 397 days of exercise, unless the instrument is issued or guaranteed by the U.S. Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 days.

In determining a Portfolio’s weighted average portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 397 days or less, the instrument will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Portfolio’s weighted average portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 397 days or less, the instrument will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand. In addition, a variable or floating rate instrument issued or guaranteed by the U.S. Government or its agencies and/or instrumentalities will be deemed by a Portfolio to have a maturity equal to the period remaining until its next interest rate adjustment (in the case of a variable rate instrument) or one day (in the case of a floating rate instrument). Variable and floating rate notes are frequently rated by credit rating agencies, and their issuers must satisfy the Portfolio’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss.

Negative Interest Rate Instruments. Certain countries may experience negative interest rates on deposits, and debt instruments have traded at negative yields. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero percent) intended to help incentivize growth. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the U.S. These market conditions may increase a Portfolio’s exposures to interest rate risk. To the extent a Portfolio has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Portfolio would generate a negative return on that investment. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time.

Loan Participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. A Portfolio may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Portfolio is permitted to invest. Such loan participations may have a demand provision that permits the Portfolio to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Portfolio may be regarded as a creditor of the intermediary bank so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent.

Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if, in the opinion of counsel to the issuer, the interest paid thereon is exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on Municipal Obligations to be subject, directly or indirectly, to federal income taxation or may cause interest on Municipal Obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such Municipal Obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Portfolio from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Portfolio. The Fund cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the U.S. Treasury Department or by various states as regards the federal, state or local income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Portfolio are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Investments in Municipal Obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and ratings may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to being purchased, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Investment Advisor will consider such an event in determining whether the Portfolio should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors generally, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations that a Portfolio may purchase are short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, a Portfolio may invest in other types of instruments, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

A Portfolio may hold derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when they are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. Derivatives, such as participation interests and custodial receipts, for Municipal Obligations give the holder the right to receive payment of principal subject to the conditions described above. The Investment Advisor will not independently review the underlying proceedings related to the creation of any derivatives or the bases for such opinion.

Before purchasing a derivative for a Portfolio, the Investment Advisor must conclude that the security and the supporting short-term obligation involve minimal credit risks and are eligible securities under the Fund’s Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the security, the Investment Advisor will review periodically the entity’s relevant financial information.

Stand-By Commitments. Under a stand-by commitment, a dealer would agree to purchase at a Portfolio’s option specified Municipal Obligations at their amortized cost value to the Portfolio plus accrued interest, if any. (Stand-by commitments acquired by a Portfolio may also be referred to as “put” options.) Stand-by commitments for Municipal Obligations may be exercisable by a Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Portfolio’s right to exercise stand-by commitments will be unconditional and unqualified.

Temporary Defensive Positions. As a result of unusual conditions, each Portfolio may depart from its principal investment strategies and adopt temporary defensive positions. Each Portfolio may hold increased amounts of uninvested cash during such periods. Uninvested cash reserves will not earn income.

Additional Risk Information

Recent Market Events. Since the market stresses associated with the 2008 financial crisis in the United States and global economies, periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected by such events. Governments and regulators may take actions that affect the regulation of the Portfolios or the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the a Portfolio’s abilities to achieve its investment objectives or otherwise adversely impact an investment in a Portfolio. Recent policy initiatives undertaken by the U.S. Government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Portfolios. In particular, actions taken by the U.S. Government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where a Portfolio invests. Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. Government, the U.S. Government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. Government shutdown, and disagreements over, or threats not to increase, the U.S. Government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. Government debt obligations, or concerns about the U.S. Government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. For example, concerns about the U.S. Government’s credit quality may cause increased volatility in the stock and bond markets, higher interest rates, reduced prices and liquidity of U.S. Treasury securities, and/or increased costs of various kinds of debt. Moreover, although the U.S. Government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Portfolio’s investments. An outbreak of respiratory disease caused by a novel coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic. This pandemic resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty for a period of time. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and impacted individual issuers and capital. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. The duration of any such outbreak and its effects cannot be determined with certainty.

Operational and Technology Risks. The Portfolios and the entities with which they interact directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Portfolios and their Participation Certificate holders or impair the Portfolios’ operations. These entities include, but are not limited to, the Portfolios’ adviser, administrator, distributor, custodian, transfer agent, financial intermediaries, and governmental authorities. Operational and technology risks for the issuers in which the Portfolios invest could also result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such issuers to lose value. The Portfolios may incur substantial costs in order to mitigate operational and technology risks.

Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which a Portfolio invests, a Portfolio or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with a Portfolio’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by a Portfolio or erroneous subscription or redemption orders; the inability of a Portfolio or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of a Portfolio, including records relating to its assets and transactions, Participation Certificate holder ownership of Portfolio Participate Certificates, and other data integral to a Portfolio’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Portfolio or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. A Portfolio and its Participation Certificate holders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Portfolio.

While the Portfolios’ service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Portfolios in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. A Portfolio and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect a Portfolio have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. A Portfolio cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect a Portfolio.

Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.

INVESTMENT AND BORROWING LIMITATIONS

Below is a complete list of the Portfolios’ fundamental investment limitations that may not be changed without the affirmative vote of the holders of a “majority” of the outstanding Participation Certificates of the respective Portfolios (as defined herein under “Miscellaneous”).

The Portfolios may not:

1. Borrow money, except from commercial banks for temporary purposes, and then in amounts not in excess of 5% of the total assets of the respective Portfolio at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 5% of the total assets of the respective Portfolio at the time of such borrowing. This borrowing provision applies to Reverse Repurchase Agreements whose proceeds are utilized to provide liquidity to meet redemption requests when liquidation of portfolio securities is considered disadvantageous. At no time shall the level of funds borrowed to meet redemption requests exceed 5% of the total assets of the respective Portfolio; the interest expenses associated with such credit arrangements will be charged to the income of the respective Portfolio; and any new cash flows must be applied to retiring such Portfolio borrowings.

2. Purchase any securities, which would cause 25% or more of the total assets of the respective Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry. There is no limitation for the Portfolios with respect to investments in U.S. Government obligations or for the Money Market Portfolio in obligations of domestic branches of U.S. banks. (The Fund interprets “domestic branches of U.S. banks” for purposes of this investment limitation to include U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks.)

3. Purchase securities of any issuer, other than those issued or guaranteed by the U.S. Government, Federal agencies and government-sponsored corporations, if immediately after such purchase more than 5% of the total assets of the respective Portfolio would be invested in such issuer; except that up to 100% of the total assets of the Government Portfolio and the Money Market Portfolio may be invested in Repurchase Agreements with maturities not greater than seven days without regard to this 5% limitation.

4. Purchase securities, if immediately after such purchase more than 5% of the total assets of the respective Portfolio would be invested in securities which are illiquid, including Repurchase Agreements with maturities greater than seven days and VAMD Notes with greater than seven days’ notice required for sale.

5. Make loans, except that each Portfolio may purchase or hold debt instruments, and may enter into Repurchase Agreements, in accordance with its investment objectives and policies.

6. Purchase securities issued by Health Plans Capital Service Corporation.

7. Purchase or sell commodities or commodity contracts, including futures contracts, or invest in oil, gas or mineral exploration or development programs.

8. Acquire voting securities of any issuer or acquire securities of other investment companies.

9. Purchase or sell real estate. (However, each Portfolio may purchase bonds and commercial paper issued by companies, which invest in real estate or interests therein.)

10. Purchase securities on margin, make short sales of securities or maintain a short position.

11. Act as an underwriter of securities.

12. Issue senior securities, except to the extent that certain investment policies related to Reverse Repurchase Agreements discussed herein and in the Prospectus may be deemed to involve the issuance of senior securities within the meaning of the 1940 Act.

The following non-fundamental investment limitations are applicable to the Government Portfolio only. These limitations can be changed by the Board, but the change will only be effective after prior written notice is provided to the Government Portfolio’s Participation Certificate holders.

1. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations.

2. The Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations or cash.

Additional Information Regarding Investment Limitations. Regarding fundamental investment limitation #6 above, Health Plans Capital Service Corporation was part of Blue Cross Blue Shield Association and served as the Fund’s administrator prior to BCS Financial Services Corporation. Health Plans Capital Service Corporation no longer exists.

PORTFOLIO TRANSACTIONS

Subject to the general oversight of the Board, BALLC is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolios. Purchases and sales of securities for each Portfolio usually are principal transactions. The Investment Advisor normally purchases securities on behalf of the Portfolios directly from the issuer or from an underwriter or market maker of the securities. The Portfolios typically do not pay brokerage commissions for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. While the Investment Advisor intends to seek the best price and execution for portfolio transactions on an overall basis, the Fund may not necessarily pay the lowest spread or commission available on each transaction.

The Investment Advisor seeks to use dealers it believes to be actively and effectively trading the securities being purchased or sold. The Investment Advisor will not pay a higher spread or commission in recognition of research or other services provided by a dealer. During the Fund’s three most recently completed fiscal years none of the brokers utilized to carry out transactions for the Portfolios were affiliated with the Fund.

The Investment Advisor of each Portfolio makes investment decisions for such Portfolio independently from those for the other investment companies advised by the Investment Advisor. The same security may be held in a Portfolio and one or more of such other investment companies managed by the Investment Advisor. Simultaneous transactions are likely when the same investment advisor advises several investment companies, particularly when a security is suitable for the investment objectives of more than one of such investment companies. When two or more investment companies advised by the Investment Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective investment companies, both as to amount and price, in accordance with a method deemed equitable to each investment company by the Investment Advisor. In some cases this system may adversely affect the price paid or received by a Portfolio or the size of the security position obtainable or sold for a Portfolio.

The Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into Repurchase Agreements or Reverse Repurchase Agreements with, BALLC or any affiliates, officers or employees of BALLC.

On December 31, 2025, the Portfolios owned securities of regular broker dealers or their parents as indicated below.

Government Portfolio
Broker Dealer	Value of Securities Owned
BNP Paribas Securities Corp.	$150,000,000
TD Securities (USA) LLC	$125,000,000
Scotia Capital (USA), Inc.	$85,000,000
HSBC Securities (USA), Inc.	$14,000,000
Goldman Sachs and Co. LLC	$2,000,000

Money Market Portfolio
Broker Dealer	Value of Securities Owned
Citigroup Global Markets Inc.	$30,400,598
J.P. Morgan Securities LLC	$27,500,000
Mizuho Securities USA LLC	$5,100,754
Handelsbanken Markets Securities, Inc.	$4,288,847
Natixis Securities America LLC	$994,993
Credit Agricole Securities (USA) Inc.	$497,381

During the previous three fiscal years, the Portfolios have paid $0 in brokerage commissions.

DISCLOSURE OF PORTFOLIO INFORMATION

The Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Fund. The policies and procedures provide that the Portfolios and the Investment Advisor, Administrator, service agent, custodian, transfer agent and distributor will only release information about a Portfolio’s holdings under the following circumstances:

•	Information which has previously been made public may be freely released.

•	Government and/or regulatory entities, such as the SEC or a court of law, may review the portfolio holdings.

•

Portfolio holdings may be reviewed by third parties for legitimate business reasons, subject to additional requirements, including approval by the Fund’s Chief Compliance Officer (“CCO”) or the CCO’s designee and a confidentiality agreement that includes an agreement not to use the information obtained for trading purposes.

•

The Fund will publicly disclose its portfolio holdings as required in accordance with SEC Forms N-CSR, N-PORT, N-MFP or other applicable SEC forms. In addition, the Fund will disclose its portfolio holdings on its website at www.pif.com at such intervals and to such extent as the Fund shall determine and as required by applicable SEC rules.

Except as set forth above, the policies and procedures do not apply differently to different categories of persons. In considering a request for disclosure of Portfolio holdings information, the CCO or their designee will consider whether the requesting third party has a legitimate purpose for reviewing the portfolio holdings and whether such disclosure poses any material risk. In connection with the review, the CCO or their designee will consider any possible conflicts of interest that may arise in connection with such requested disclosure. The Fund’s CCO is required to notify the Board of new third parties approved to receive portfolio holdings information pursuant to the procedures at the next meeting of the Board.

The Fund does not have any policies or procedures with respect to the receipt of compensation or other consideration by the Fund, an investment advisor, or any other party in connection with the disclosure of information about portfolio securities.

Ongoing Arrangements. The Fund has ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

•	The Board and, if necessary, the Fund’s counsel

•	The Fund’s custodian

•	The Fund’s Administrator and its parent company

•	The Fund’s independent registered public accounting firm

•	The Fund’s distributor

•	Foreside Fund Officer Services, LLC

•	Foreside Management Services, LLC

•	Standard & Poor’s (S&P)

•	Bloomberg, LP

With respect to each such arrangement, the Fund has a legitimate business purpose for the release of portfolio holdings information. The release of the information is subject to approval of the executive officers of the Fund and confidential treatment to prohibit the entity from sharing the information provided with unauthorized persons. The Fund, BALLC, and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

Information concerning the Schedule of Investments of the Government Portfolio and the Money Market Portfolio is available on the Fund’s website, at www.pif.com. A complete listing of the Portfolios’ holdings as of the end of each month is posted on the website no earlier than 5 business days following the end of such month and remains posted on the website for six months thereafter.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said exchange is restricted (trading shall be deemed restricted as determined by the SEC by rules and regulations), or (ii) for any period during which an emergency exists (an emergency shall be deemed to exist as determined by the SEC by rules and regulations) as a result of which disposal or valuation of portfolio securities is not reasonably practical, or for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of Participation Certificate holders of the Portfolios. (The Fund may also suspend or postpone the recording of the transfer of its Participation Certificates by the transfer agent upon the occurrence of any of the foregoing conditions.)

If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Fund has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or 1% of the respective Portfolio’s NAV for any Participation Certificate holder within a 90-day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the 1940 Act. (See “Net Asset Value” below for an example of when such redemption or form of payment might be appropriate.) Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

With respect to the Money Market Portfolio, under Rule 2a-7, the Fund must impose a mandatory liquidity fee upon the sale of Participation Certificates if the Money Market Portfolio’s total net redemptions on any business day exceed 5% of the Portfolio’s net assets, unless the liquidity costs are de minimis. Additionally, the Fund Officers are permitted to impose a discretionary liquidity fee on redemptions from the Money Market Portfolio (up to 2%) if such fee is determined to be in the best interests of the Portfolio. Please see the Money Market Portfolio’s Prospectus for additional information about mandatory and discretionary liquidity fees.

Transfer Payments

A Participant investing in the Government Portfolio or the Money Market Portfolio may direct that payment upon redemption of Participation Certificates in the Portfolio be used to purchase Participation Certificates of the Government Portfolio or the Money Market Portfolio for another Participant by a transfer of the redeemed Participation Certificates to the second Participant. Such a transfer is made by a redemption and simultaneous purchase in the name of the second Participant. A Participant may not request a transfer from its Government Portfolio or its Money Market Portfolio account in a dollar amount greater than the dollar amount held in such investor’s account on the business day prior to the date of such request. Such transfers may be effected at any time prior to 3:00 P.M. (Eastern Time). There is no limit on the number of transfers that a Participant can place in any one day, nor on the total number of such transfers by all Participants per day.

NET ASSET VALUE

The Fund calculates the NAV per Participation Certificate of each Portfolio by dividing the total value of the assets belonging to each Portfolio, less the value of any liabilities charged to that Portfolio, by the total number of outstanding Participation Certificates of that Portfolio.

For the Government Portfolio:

The Government Portfolio intends to operate as a “government money market fund” in accordance with Rule 2a-7 under the 1940 Act (“Rule 2a-7”) and uses the amortized cost method of valuation to value its portfolio holdings for purposes of calculating the Portfolio’s NAV.

See “Use of Amortized Cost” below for additional information regarding this method.

For the Money Market Portfolio:

In calculating its NAV, the Money Market Portfolio values its holdings using readily available market quotations. Portfolio holdings for which market quotations are not readily available are fair valued by the Investment Advisor pursuant to the Board’s designation of the Investment Advisor as “valuation designee” with respect to the Money Market Portfolio in accordance with Rule 2a-5 under the 1940 Act. The Investment Advisor, as the Money Market Portfolio’s valuation designee, fair values portfolio holdings in accordance with its valuation policies and procedures, generally utilizing last available bid prices or price evaluations provided by an independent pricing service selected by the Investment Advisor. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Money Market Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The Investment Advisor may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange. The values of such securities used in computing the NAV of the Money Market Portfolio’s Participation Certificates are determined as of such times.

Fair value represents a good faith approximation of the value of an asset or liability security. The fair value of an asset or liability held by the Money Market Portfolio is the amount the Portfolio might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. When determining the fair value of an investment, the Investment Advisor may use one or more fair value methodologies (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment. Valuing the Money Market Portfolio’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. The Investment Advisor’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Portfolio performance and the Investment Adviser’s asset-based fees.

The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s portfolio securities.

Use of Amortized Cost

Under the amortized cost valuation method, an investment is valued initially at its cost, which is then adjusted each day by the amount of interest income accrued over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the accrued interest is added to the investment’s cost; if the initial cost exceeds the amount payable at maturity (a “premium”), then the accrued interest is subtracted from the investment’s cost.

In response to SEC guidance that funds may only use the amortized cost method to value a portfolio security with a remaining maturity of 60 days or less when the fund can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the shadow price of a portfolio security for which amortized cost is used to value the security in order to ensure that amortized cost is used to value the security only where it is “approximately the same” as the security’s market based value. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. This determination is made only on an individual security basis. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.

Investors should also be aware that although procedures exist which are intended to reduce the volatility of each Portfolio’s NAV per Participation Certificate, the value of the underlying assets of each Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations in the Portfolios can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the Portfolios’ yields may tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios’ yields may tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of their Participation Certificates will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolios’ holdings, thereby reducing the Portfolios’ current yields. In periods of rising interest rates, the opposite can be expected to occur.

MANAGEMENT OF THE FUND

Directors and Officers

The Directors and Officers of the Fund, along with certain information concerning each of them, are as follows:

Interested Director

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Directorships Held by Director During Past Five Years
Susan A. Pickar[1] 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL Age: 57	Director Chief Executive Officer	Indefinite, since 2022	2014 to Present - Chief Financial Officer and Treasurer, BCS Financial Corporation	Two	None

[1]	Ms. Pickar may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Fund as a result of her position as President and Chief Executive Officer of the Fund.

Independent Directors

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Directorships Held by Director During Past Five Years
Jennifer J. Allen 3545 Lakeland Drive Jackson, MS 39232 Age: 50	Director	Indefinite, since 2020	2019 to Present – Executive Vice President and Chief Financial Officer, and from 2014 to 2019 – Senior Vice President, Provider Partnerships, Blue Cross & Blue Shield of Mississippi	Two	None

Noel W. Carden 450 Riverchase Parkway E, Birmingham, AL 35244 Age: 59	Director	Indefinite, since 2023	2022 to Present – Senior Vice President and Chief Financial Officer, and from 2009 to 2022 – Vice President and Chief Actuary, Blue Cross and Blue Shield of Alabama	Two	None

Christina Y. Fisher 200 E. Randolph Street Chicago, IL 60601 Age: 50	Director	Indefinite, since 2023	2021 to Present – Executive Vice President and Chief Financial Officer, Blue Cross Blue Shield Association 2016 to 2021 – Senior Vice President and Chief Financial Officer, American Hospital Association	Two	None

Independent Directors Continued

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Directorships Held by Director During Past Five Years
Lori C. Hair 2501 Faraway Drive Columbia, SC 29223 Age: 48	Director	Indefinite, since 2021	2021 to Present - Executive Vice President, Chief Financial Officer and Treasurer, and from 2018 to 2021 - Vice President, Corporate Controller and Assistant Treasurer, BlueCross and BlueShield of South Carolina	Two	None

Juan A. Lopez, Jr. 1901 Market Street Philadelphia, PA 19103 Age: 58	Director	Indefinite, since 2021	2021 to Present - Executive Vice President, Chief Financial and Treasurer, and from 2018 to 2021 – Senior Vice President, Finance Shared Services, Independence Blue Cross	Two	None

Mitch W. Perry 4705 University Drive Durham, NC 27707 Age: 60	Director	Indefinite, since 2021	2013 to Present - Senior Vice President and Chief Financial Officer, Blue Cross and Blue Shield of North Carolina	Two	None

Craig S. Provenzano 4800 Deerwood Campus Parkway Jacksonville, FL 32246 Age: 49	Director	Indefinite, since 2025	2024 to Present – Vice President, Enterprise Treasury, Tax and Investment Management, and from 2018 to 2024 – Vice President, Enterprise Tax, GuideWell and Florida Blue	Two	None

Michael J. Stuart 601 12th Street Oakland, CA 94607 Age: 48	Director	Indefinite, since 2025	2025 to President – President and Chief Executive Officer, and from 2022 to 2025 – Executive Vice President and Chief Financial Officer, and from 2018 to 2022 – Senior Vice President Operations Finance, Blue Shield of California	Two	None

T. Ralph Woodard, Jr. 2500 Elmerton Avenue Harrisburg, PA 17177 Age: 60	Director	Indefinite, since 2018

2021 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Capital Blue Cross

2017 to 2021 – Executive Vice President and Chief Financial Officer, Blue Cross of Idaho Health Service, Inc.

				Two	None

Executive Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)
Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 57	Chief Executive Officer	Since 2014	2014 to Present – Chief Financial Officer and Treasurer, BCS Financial Corporation

Anthony S. Bongiorno 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 38	Assistant Treasurer	Since 2021	2023 to Present – Director, Investment Services & Treasury, and from 2020 to 2022 – Director, Investments and Client Relations, and from 2015 to 2020 – Manager, Investments and Client Relations, BCS Financial Corporation

Ann F. Frolik 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 60	Secretary and Anti-Money Laundering Officer	Since 2018	2018 to Present – Deputy General Counsel, BCS Financial Corporation

Alexander D. Hudson 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 42	President and Chief Operating Officer	Since 2015	2017 to Present – Vice President, Investment Services and Treasury, BCS Financial Corporation

Eimile J. Moore 190 Middle Street, Suite 301 Portland, ME 04101 Age: 56	Chief Compliance Officer	Since 2022	2011 to Present – Director, ACA Group

James A. Gallo 190 Middle Street, Suite 301 Portland, ME 04101 Age: 61	Treasurer	Since 2022	2022 to Present – Senior Principal Consultant, ACA Group 2010 to 2021 – Senior Director, Fund Services, Bank of New York Mellon

[1]	Term of office is one year.

Leadership Structure and Board of Directors

The business and affairs of the Fund are managed under the direction of the Board. The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board has established two standing committees, an Audit Committee and a Nominating Committee, which are discussed in greater detail below under “Committees of the Board of Directors.” As of the date of this SAI, there are 10 members serving on the Board (each a “Director”), 9 of whom are not an “interested person” (as defined in the 1940 Act) of the Fund (the “Independent Directors”) and 1 of whom may be deemed an “interested person” of the Fund (the “Interested Director”). The Chair of the Board, Juan A. Lopez, Jr., is an Independent Director. The Chair of the Board presides at meetings of the Board and may preside at meetings of Participation Certificate holders. The Board exercises risk oversight of the Fund through receiving and reviewing compliance reports from, and making inquiries of, the Administrator and the Investment Advisor. These reports are prepared monthly and provided to the Board on a periodic basis. The Board also exercises risk oversight by receiving and reviewing reports at regular Board meetings, including an annual report from the CCO and by making inquiries of and having meetings with the CCO. In light of the general characteristics of the Fund, including the number of series, the nature of the Fund’s investments and the historical relationship between the Fund and BALLC, the Board has developed a governance structure that fosters the type of meaningful dialogue between BALLC and the Directors and results in the cooperation between the two.

The following is a brief discussion of the experiences and qualifications that led to the conclusion, as of the date of this SAI, that each current Board member should serve as a Director. The information provided below, and in the table above, is not all-inclusive.

Interested Director

Susan A. Pickar has held senior and executive financial management positions, including currently serving as Chief Financial Officer and Treasurer of BCS Financial Corporation as shown in the table above.

Independent Directors

Jennifer J. Allen has held senior and executive financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Blue Cross & Blue Shield of Mississippi as shown in the table above.

Noel W. Carden has held senior and executive financial management positions, including currently serving as Senior Vice President and Chief Financial Officer of Blue Cross and Blue Shield of Alabama as shown in the table above.

Christina Y. Fisher has held senior and executive financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Blue Cross Blue Shield Association as shown in the table above.

Lori C. Hair has held senior and executive financial management positions, including currently serving as Executive Vice President, Chief Financial Officer and Treasurer of BlueCross and BlueShield of South Carolina as shown in the table above.

Juan A. Lopez, Jr. has held senior and executive financial management positions, including currently serving as Executive Vice President, Chief Financial Officer and Treasurer of Independence Blue Cross as shown in the table above.

Mitch W. Perry has held senior and executive financial management positions, including currently serving as Senior Vice President and Chief Financial Officer of Blue Cross and Blue Shield of North Carolina as shown in the table above.

Craig S. Provenzano has held senior executive financial management positions, include currently serving as Vice President, Enterprise Treasury, Tax and Investment Management of GuideWell and Florida Blue as shown in the table above.

Michael J. Stuart has held senior executive financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Blue Shield of California as shown in the table above.

T. Ralph Woodard, Jr. has held senior and executive financial management positions, including currently serving as Senior Vice President, Chief Financial Officer and Treasurer of Capital Blue Cross as shown in the table above.

The Fund has concluded that the interests of the Fund and its Participation Certificate holders are served by having Directors who have long-term experience as Directors of the Fund, as well as highly experienced Directors with shorter Fund tenures, who may bring new perspectives to management of the Fund. The Fund also has concluded that its leadership structure, in which all or most of the Directors are or have been affiliated with investors or potential investors in the Fund, aligns the interests of the Directors with the interests of such investors with respect to risk oversight of the Fund and other matters. While the current Directors all have investment experience and skills and financial management experience and skills, future Directors may have additional or different experience and skills.

The discussion of the Directors’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Director as having any special expertise, and shall not impose any greater responsibility or liability on any such Director or the Board of Directors by reason thereof.

Committees of the Board of Directors

The Board has a standing Audit Committee and a standing Nominating Committee.

Audit Committee

The purpose of the Audit Committee is to assist the Board in fulfilling its governance responsibilities by, among other things, taking the following actions:

1.	Make recommendations to the Board of Directors concerning the appointment, retention and compensation of the independent auditors;

2.	Inquire whether management has maintained the reliability and integrity of Fund policies and financial reporting and disclosure practices;

3.	Inquire whether management has established and maintained processes to assure that an adequate system of internal control is functioning;

4.	Inquire whether management has established and maintained processes to assure compliance by the Fund in all material respects with all applicable laws, regulations, policies and codes;

5.	Review Fund risk management oversight by discussing with management major risk exposures and management’s plans to monitor and control such risk exposures;

6.	Inquire about and evaluate the performance and qualifications of financial management and the independent auditors;

7.	Address reports from attorneys and auditors of possible breaches of federal or state laws or fiduciary duties that relate to accounting, internal accounting controls or auditing matters;

8.	Encourage and foster open communication among management, the independent auditors and the Board of Directors; and

9.	Review significant reports of examinations of the Fund by regulatory agencies relevant to accounting practices and evaluate the adequacy of management’s response.

The Audit Committee is responsible for identifying and recommending for approval by the Board the independent auditors to audit the Fund’s financial statements, reviewing the auditor’s fees, reviewing and approving the scope of the audit and pre-approving certain audit and non-audit services to be provided to the Fund, and in certain cases, non-audit services provided to the Fund’s investment advisors and certain affiliated parties. The members of the Audit Committee are Jennifer J. Allen, Lori C. Hair, Mitch W. Perry, Craig S. Provenzano and Michael J. Stuart. The Audit Committee met on two occasions during the Fund’s most recent fiscal year. No member of the Audit Committee is an interested person of the Fund.

Nominating Committee

The purpose of the Nominating Committee is to gather information and make recommendations to the Board of nominees for election as Directors of the Fund. The members of the Nominating Committee are Noel W Carden, Christina Y. Fisher, Juan A. Lopez, Jr. and T. Ralph Woodard, Jr. The Nominating Committee met on two occasions during the Fund’s most recent fiscal year. No member of the Nominating Committee is an interested person of the Fund.

The Nominating Committee will consider Participation Certificate holders’ recommendations of potential nominees for election as Directors. Recommendations of potential nominees for election at a meeting of Participation Certificate holders should be submitted in writing to the Fund at its principal office.

Ownership of Securities

As of December 31, 2025, none of the Fund’s Directors had “beneficial ownership” (as such term is defined by Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities in the Fund or any registered investment companies overseen by the Director within the same family of investment companies as the Fund.

As of March 31, 2026, the Directors and Officers of the Fund, as a group, did not own more than 1% of the outstanding Participation Certificates of any Portfolio.

As of December 31, 2025, none of the Fund’s Directors who are not interested persons of the Fund, or their immediate family members were record owners or “beneficial owners” (as such term is defined by Rule 13d-3 or Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of securities of an investment advisor or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

Compensation Information

Directors who are not employed by Blue Cross and/or Blue Shield entities are paid $500 for participation in each regular meeting and $150 for participation in each telephonic meeting. The Fund does not pay any compensation to other Directors, including the Interested Directors, or to its Officers for acting in such capacities.

For the fiscal year ended December 31, 2025, all Directors were employed by Blue Cross and/or Blue Shield entities and, as a result, the Fund did not pay any compensation to, or accrue any retirement benefits for, any of its Directors or Officers during the fiscal year. The Fund reimburses its Directors for out-of-pocket expenses related to attending meetings. The Directors and Officers of the Fund in their individual capacities own none, and cannot own any, of the Fund’s Participation Certificates.

Investment Advisor and Service Agent

The services BALLC provides as investment advisor are described briefly in the Prospectus. BALLC supervises the sales of portfolio securities, and places orders for such transactions. As service agent for the Portfolios, BALLC maintains financial and other books and records, including appropriate journals and ledgers, verifies trade tickets, calculates weighted average maturity, dividends and yields, prepares unaudited financial statements, prepares or assists in the preparation of regulatory filings, computes NAV and the market value of assets of the Portfolios, prepares reports for the Board and performs related administrative services. BALLC agrees to abide by applicable legal requirements in providing these services. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.) Inc.

BALLC is a Delaware limited liability company and an indirect, majority-owned subsidiary of BlackRock, Inc. BlackRock, Inc., through its subsidiaries and divisions, provides (i) investment management services to individuals and institutional investors through separate account management, non-discretionary advisory programs and commingled investment vehicles; (ii) risk management services, investment accounting and trade processing tools; (iii) transition management services; and (iv) securities lending services.

For the services provided and expenses assumed by it with respect to the Government Portfolio and the Money Market Portfolio, BALLC is entitled to receive an annual fee, computed daily and payable monthly, at the following annual percentages of each Portfolio’s net assets:

Annual Fee	Each Portfolio’s Average Annual Net Assets
0.20%	of the first $250 million
0.15%	of the next $250 million
0.12%	of the next $250 million
0.10%	of the next $250 million
0.08%	of amounts in excess of $1 billion

The tables below provide the fees earned by BALLC, as Investment Advisor and service agent, with respect to the Portfolio indicated for the fiscal years ended December 31. Each table also provides the fees waived and/or operating expenses reimbursed by BALLC, with respect to the Portfolio, pursuant to fee waiver and expense reimbursement agreements as described in more detail below under “Fee Waivers and Expense Reimbursement.”

For the Government Portfolio:

	2025	2024	2023
Advisory and Service Agent Fees Earned	$1,925,265	$2,073,350	$1,818,260
(Fees Waived and Expenses Reimbursed)	($1,175,594)	($1,118,908)	($1,113,955)
Total Fees Paid by Portfolio to BALLC[1]	$749,671	$954,442	$704,305

For the Money Market Portfolio:

	2025	2024	2023
Advisory and Service Agent Fees Earned	$365,089	$322,335	$319,840
(Fees Waived and Expenses Reimbursed)	($260,512)	($272,102)	($271,939)
Total Fees Paid by Portfolio to BALLC	$104,577	$50,233	$47,901

[1]	Fees paid are shown on a cash basis.

Custodian and Transfer Agent

BNY Mellon acts as custodian of the Fund’s assets. BNY Mellon earns fees from each Portfolio for serving in this capacity. BNY Mellon has its principal offices at 240 Greenwich Street, New York, New York 10286. As custodian, BNY Mellon, among other things, collects income of and payments to each Portfolio; consents and other authorizations for each Portfolio delivers, releases and exchanges securities held for each Portfolio when necessary; makes payments of cash to, or for the account of, each Portfolio for the purchase of portfolio securities for, the redemption of Participation Certificates, and the payment of interest, dividends, taxes and management fees; and furnishes each Portfolio with various confirmations, summaries and reports. BNY Mellon is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that BNY Mellon remain responsible for the performance of its duties under the Custodian Agreement and hold the Fund harmless for the acts and omissions of any bank or trust company serving as sub-custodian.

BNY Mellon Investment Servicing (U.S.) Inc. has been retained to act as transfer agent for the Portfolios. BNY Mellon Investment Servicing (U.S.) Inc. has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809. As transfer agent, BNY Mellon Investment Servicing (U.S.) Inc., among other things, issues and redeems Participation Certificates, processes dividends, prepares various communications to Participation Certificate holders, answers correspondence from Participation Certificate holders, keeps records of the accounts of each Participation Certificate holder and prepares and submits various reports to the Fund.

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as the principal underwriter) of the Participation Certificates of the Fund. The Distributor is located at 190 Middle Street, Suite 301, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Fund or any of its service providers, except that Foreside Fund Officer Services, LLC provides compliance services to the Fund as described herein under “Compliance Services” and Foreside Management Services, LLC provides the Fund’s principal financial officer as described under “Foreside Management Services, LLC.” Each of the Distributor, Foreside Fund Officer Services, LLC and Foreside Management Services, LLC are wholly-owned subsidiaries of Foreside Financial Group, LLC.

Under a Distribution Agreement with the Fund dated as of September 30, 2021 (the “Distribution Agreement”), during the continuous public offering of the Participation Certificates of the Fund, the Distributor shall use commercially reasonable efforts to assist with the distribution and sale of the Fund’s Participation Certificates. The Distributor continually distributes Participation Certificates of the Fund on a best-efforts basis. The Distributor has no obligation to sell any specific quantity of Fund Participation Certificates. The Distributor and its Officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Distributor does not receive compensation from the Fund for its distribution services. Fees for the Distributor’s distribution services to the Fund are paid by the Administrator.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board of Directors of the Fund or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Directors who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Fund or the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Compliance Services

Under a Fund Chief Compliance Officer Agreement (the “Compliance Agreement”) with the Fund and Foreside Fund Officer Services, LLC (“FFOS”), FFOS provides compliance services (the “Compliance Services”) to the Fund by making available a senior compliance professional who serves as Chief Compliance Officer to the Fund (previously defined as the “CCO”). FFOS receives a fee from the Fund for the Compliance Services provided, which is paid monthly in arrears. The Compliance Agreement continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board or by FFOS on 60 days’ written notice to the other party.

Under the Compliance Agreement, FFOS and certain related parties (such as FFOS’s officers and persons who control FFOS) are not liable to the Fund or its Participation Certificate holders for, and are indemnified by the Fund against any and all claims and expenses related to, any act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of FFOS’s duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Foreside Management Services, LLC

Pursuant to a Fund CFO/Treasurer Agreement with the Fund that was executed on June 22, 2015, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Administrator

BCS Financial Services Corporation (previously defined as the “Administrator”), a wholly-owned subsidiary of BCS Financial Corporation, which has its principal office at 2 Mid America Plaza, Suite 200, Oakbrook Terrace, Illinois 60181, serves as the Fund’s Administrator. The Administrator is owned by the Licensees. Ms. Pickar, Mr. Bongiorno, Ms. Frolik and Mr. Hudson, Officers of the Fund, are employed by BCS Financial Corporation. As described below, the Fund compensates the Administrator for administrative services provided to the Fund. The Directors oversee the fees paid by the Fund to service providers, including the Administrator.

Subject to the supervision and control of the Board, the Administrator assists in supervising all aspects of the Fund’s operations, other than investment advisory functions, including services performed by the Fund’s custodian, service agent, and the Distributor.

Without limiting the generality of the foregoing, the Administrator is required to provide the following services, among others, to the Fund: (i) oversight and coordination of the performance of each of the Fund’s service providers; (ii) furnishing the Fund with adequate office facilities, utilities, office equipment and related services; (iii) receiving and processing applications from present and prospective investors in the Fund; (iv) providing general ongoing business management and support services in connection with the Fund’s operations; (v) preparing for review by officers of the Fund and its service providers documents to be filed with the SEC and coordinating printing and distribution thereof; (vi) monitoring, and assisting in developing, compliance policies and procedures for the Fund; (vii) monitoring the Fund’s expenses; (viii) oversight of the preparation and filing of required tax returns of the Fund and the Portfolios; (ix) maintaining the website of the Fund; and (x) with respect to the Fund and each Portfolio thereof, providing oversight and related support services that are intended to insure the delivery of quality service to all Participation Certificate holders.

For its administrative services, the Administrator is entitled to receive a fee from each Portfolio calculated daily and paid monthly at an annual rate not to exceed 0.05% of the Portfolio’s average daily net assets. The tables below provide the fees earned by the Administrator with respect to the Portfolio indicated for the fiscal years ended December 31. Each table also provides the fees waived and/or operating expenses reimbursed by the Administrator, with respect to the Portfolio, pursuant to fee waiver and expense reimbursement agreements as described in more detail below under “Fee Waivers and Expense Reimbursement.”

For the Government Portfolio:

	2025	2024	2023
Administrative Fees Earned	$812,968	$905,219	$745,874
(Fees Waived and Expenses Reimbursed)	($506,764)	($515,377)	($458,200)
Total Fees Paid by Portfolio to Administrator[1]	$306,204	$389,842	$287,674

For the Money Market Portfolio:

	2025	2024	2023
Administrative Fees Earned	$91,372	$80,584	$79,960
(Fees Waived and Expenses Reimbursed)	($18,274)	($16,117)	($18,718)
Total Fees Paid by Portfolio to Administrator	$73,098	$64,467	$61,242

[1]	Fees paid are shown on a cash basis.

Additional Payments by the Administrator. From time to time, the Administrator and/or its affiliates, may compensate financial intermediaries for services to a Portfolio and its shareholders, including the Shareholder Services Payments described below. The financial intermediary may perform these obligations itself or may arrange for a third party to perform them. These payments are not made pursuant to a distribution plan, and under no circumstances will the Fund or a Portfolio pay an intermediary for transaction or other account services rendered on behalf of Participation Certificate holders. These payments are made from the Administrator’s legitimate profits. These payments are not an additional charge to a Portfolio or its Participation Certificate holders and do not change the price paid by for the purchase of a Portfolio’s Participation Certificates.

Shareholder Services Payments. A Portfolio’s Participation Certificates may be owned or held by financial intermediaries for the benefit of their clients that are members and licensees of the Blue Cross Blue Shield Association and certain related organizations as described in the Prospectus (“BCBS Investors”). In these situations, a Portfolio may not maintain accounts in the name of the BCBS Investor, and the financial intermediary may perform some of the functions for these customers’ accounts that the transfer agent would have performed if the accounts had been in the customers’ names on the Portfolio’s books. Such services include sub-accounting services, shareholder servicing and transaction processing services and are sometimes referred to as “recordkeeping,” “sub-transfer agency,” “sub-accounting,” “networking” and/or “administrative” services. These additional payments made by the Administrator are in addition to any transfer agent or administrative fees paid by a Portfolio, as applicable.

As of the date of this SAI, the financial intermediaries and/or their affiliates listed below may be receiving Shareholder Services Payments from the Administrator:

Goldman Sachs & Co. LLC

BofA Securities, Inc.

FIS Brokerage & Securities Services LLC

Fee Waivers and Expense Reimbursement

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of each Portfolio so that they do not exceed 0.30 of one percent (0.30%) of the Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of average daily net assets for the year; (ii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio and BALLC has agreed to waive fees to cap the annual ordinary operating expenses of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BALLC and the Administrator cannot terminate these fee waivers prior to May 1, 2027 without the consent of the Board.

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to the other fee waivers and all Administrator fee waivers, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would not be less than 0.01%. BALLC has agreed that, if after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BALLC and the Administrator cannot terminate this portfolio yield fee waiver prior to May 1, 2027 without the consent of the Board.

BALLC and the Administrator will not recoup any fees that were waived pursuant to these waiver agreements in any subsequent years. In addition, BALLC and the Administrator entered into an agreement which guarantees BALLC a minimum annual advisory fee.

Expenses

The Fund’s ordinary operating expenses generally consist of fees for legal, accounting and other professional services, fees of BALLC, BNY Mellon, BNY Mellon Investment Servicing (U.S.) Inc., FFOS and the Administrator, costs of Federal and state registrations and related distributions to Participation Certificate holders, certain insurance premiums as well as the costs associated with maintaining corporate existence. Other costs include taxes, brokerage fees, interest and extraordinary expenses. For the year ended December 31, 2025, expense ratios were 0.10% for the Government Portfolio and 0.18% for the Money Market Portfolio. Without the waiver of a portion of the fees due to the investment adviser and service agent and the administrator, the ratio of expenses to average daily net assets would have been 0.20% for the Government Portfolio and 0.33% for the Money Market Portfolio.

ADDITIONAL INFORMATION CONCERNING FEDERAL INCOME TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Portfolios and holders of Participation Certificates that are not described in the Fund’s Prospectus relating to the Portfolios. No attempt is made to present a detailed explanation of the tax treatment of a Portfolio or holders of Participation Certificates or possible legislative changes. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are therefore advised to consult their own tax advisor regarding the effects of an investment in the Portfolios on their own tax situation, including the application of state, local and other tax laws to their particular situation. The following summary is based on federal income tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

The following summary applies solely to investors (i) who are beneficial owners of the Participation Certificates, (ii) hold such Participation Certificates as capital assets and (iii) are United States persons (as such term is defined in the Code) other than partnerships and other than investors that are subject to special tax treatment (such as financial institutions, real estate investment trusts, regulated investment companies and retirement plans).

If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Participation Certificates, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective investor who is a partner of a partnership holding Participation Certificates should consult their tax advisors with respect to the purchase, ownership and disposition of their Participation Certificates.

The Portfolios met the requirements for being a regulated investment company (“regulated investment company”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), in the last taxable year and intend to continue to meet these requirements in future taxable years. In order to so qualify for a taxable year, a Portfolio must distribute at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income for the year, derive at least 90% of its gross income for the year from certain qualifying sources and comply with certain diversification requirements. A 4% nondeductible excise tax is imposed on regulated investment companies that fail currently to distribute an amount equal to specified percentages of their ordinary income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Portfolio does not qualify for tax treatment as a regulated investment company, all of that Portfolio’s taxable income will be subject to tax at regular corporate rates without any deduction for distributions to holders of Participation Certificates of the Portfolio. In such event, dividend distributions to holders of Participation Certificates of the Portfolio would be taxable as ordinary income to the extent of that Portfolio’s earnings and profits and would be eligible for the dividends received deduction in the case of corporate Participation Certificate holders and qualified dividend income treatment in the case of non-corporate Participation Certificate holders.

Each Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 24% of all distributions and gross proceeds paid to a Participation Certificate holder which has failed to provide a correct taxpayer identification number in the manner required, is subject to withholding by the Internal Revenue Service, or has failed to certify to the Portfolio that he, she or it is not subject to backup withholding when required to do so or that it is exempt from backup withholding.

Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income tax, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Portfolios and holders of Participation Certificates under such laws may differ from the treatment under federal income tax laws. Holders of Participation Certificates are advised to consult their tax advisors concerning the application of state and local taxes.

Although each Portfolio does not expect to realize long-term capital gains, net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) will be distributed at least annually. A Portfolio will generally have no tax liability with respect to such gains that are distributed, and the distributions will be taxable to holders of Participation Certificates of a Portfolio as long-term capital gains, regardless of how long such holder has held a Portfolio’s Participation Certificates. Such distributions will be reported as a capital gain dividend in a written notice furnished by a Portfolio to holders of its Participation Certificates. Any net investment income and any net short-term capital gains earned by a Portfolio will be distributed to holders of its Participation Certificates. Each Portfolio will be taxed on any undistributed investment company taxable income and net capital gains of that Portfolio. To the extent the net investment income and net short-term capital gains of a Portfolio are distributed by the Portfolio (whether in cash or additional Participation Certificates), they will be taxable to holders of Participation Certificates of such Portfolio as ordinary income. Neither Portfolio anticipates that its distributions will be qualified dividend income or eligible for the dividends received deduction.

Certain distributions reported by a Portfolio as section 163(j) interest dividends may be treated as interest income by holders for purposes of the interest expense limitations under Code section 163(j). Such treatment by a Participation Certificate holder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a Portfolio is eligible to report as a section 163(j) dividend for a tax year is generally limited to the excess of the Portfolio’s business interest income over the sum of the Portfolio’s (i) business interest expense and (ii) other deductions properly allocable to the Portfolio’s business interest income. A Portfolio may choose not to designate section 163(j) interest dividends.

When a holder of Participation Certificates sells, redeems or exchanges their Participation Certificates, it is generally considered a taxable event for such holder. Unless the Participation Certificate holder elects the simplified NAV method of accounting (discussed below), the holder will generally recognize gain or loss equal to the difference between the amount realized on the sale, redemption, or exchange and the holder’s basis in the Participation Certificates that were sold, redeemed, or exchanged. The gain or loss will generally be treated as a long-term capital gain or loss if the holder held their Participation Certificates for more than one year. If the holder held their Participation Certificates for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. However, any loss realized upon a taxable disposition of Participation Certificates held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the Participation Certificate holder with respect to the Participation Certificates. Further, except in the context of the Money Market Portfolio or holders electing to adopt the NAV Method, all or a portion of any loss realized by a holder upon a taxable disposition of Participation Certificates will be disallowed under the wash sale rules if the holder acquires Participation Certificates of the same Portfolio (including through the automatic reinvestment of dividends) or other substantially identical stock or securities during a 61-day period beginning 30 days before and ending 30 days after the date of the disposition. In such a case, the basis of the newly purchased Participation Certificates will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a holder. Because the Government Portfolio currently seeks to maintain a stable NAV per Participation Certificate, it is unlikely that a holder will have a capital gain or loss when the holder sells, redeems or exchanges their Participation Certificates. Holders of Participation Certificates of the Money Market Portfolio may recognize a taxable gain or loss upon the sale, exchange or redemption of their Participation Certificates. Each holder of Participation Certificates is responsible for any tax liabilities generated by their transactions.

If a holder of Participation Certificates elects to adopt the simplified NAV method of accounting, gain or loss on Participation Certificates is not computed on every sale or redemption. Instead, gain or loss is based on the aggregate value of the holder’s Participation Certificates of the Portfolio during the computation period. A holder’s gain or loss generally equals (i) the aggregate fair market value of the holder’s Participation Certificates at the end of the computation period, (ii) minus the aggregate fair market value of the holder’s Participation Certificates at the end of the prior computation period, (iii) minus the holder’s “net investment” in the Portfolio for the computation period. A Participation Certificates holder’s net investment is the aggregate cost of Participation Certificates purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of Participation Certificates during the same period. The computation period may be the holder’s taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period. Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss. Holders of Participation Certificates should consult their own tax advisor to determine if the NAV method is appropriate for their individual circumstances.

A liquidity fee imposed by the Money Market Portfolio will reduce the amount a Participation Certificate holder receives upon the redemption of their Participation Certificates and will decrease the amount of any capital gain or increase the amount of any capital loss a holder recognizes from such redemption. Any such liquidity fee will constitute an asset of the Money Market Portfolio and will serve to benefit non-redeeming Participation Certificate holders. Such fees may raise the Portfolio’s NAV, increasing the taxable income or reducing the deductible losses of a Participation Certificate holder that redeems their Participation Certificates at a later time when such fees are not being charged. There is some degree of uncertainty with respect to the federal income tax treatment of liquidity fees received by a money market fund, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If the Money Market Portfolio receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Portfolio at such time.

DIVIDENDS

Net income of each Portfolio for dividend purposes will consist of (i) interest accrued and dividends earned (including both original issue and market discount) less amortization of any premium, (ii) plus or minus all realized short-term gains and losses, if any, attributable to such Portfolio and (iii) minus such Portfolio’s pro rata share of the fees payable to, and the general expenses (for example, legal, accounting and Director’s fees) of, the Fund, prorated on the basis of relative NAV of the Fund’s Portfolios applicable to that period.

PERFORMANCE INFORMATION

Determination of Yield

From time-to-time, the Fund may quote the Government Portfolio and the Money Market Portfolio “yield” and “effective yield” in communications to Participation Certificate holders that are deemed to be advertising. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the Government Portfolio and the Money Market Portfolio refers to the income generated by an investment in the Portfolios over a seven-day period as identified in the communication. This income is then annualized. This means that the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested weekly. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 2025, the Money Market Portfolio average yield was 3.79% and the effective yield was 3.86%. For the same period the Government Portfolio average yield was 3.98% and the effective yield was 4.05%.

The yield of the Government Portfolio and the Money Market Portfolio was positively affected by fee waivers. (See “Investment Advisor and Service Agent,” “Administrator” and “Fee Waivers and Expense Reimbursement” under “Management of the Fund”).

ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES

The Fund’s Amended and Restated Articles of Incorporation provide that on any matter submitted to a vote of Participation Certificate holders, all Participation Certificates, irrespective of class, shall be voted in the aggregate and not by class except that (i) as to a matter with respect to which a separate vote of any class is required by the 1940 Act or the General Corporation Law of the State of Maryland, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to a matter which does not affect the interest of a particular class, only Participation Certificate holders of the affected class shall be entitled to vote thereon.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a “majority” of the outstanding Participation Certificates (as defined herein under “Miscellaneous”) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, Rule 18f-2 exempts certain matters from the separate voting requirements of Rule 18f-2.

The chart below sets forth those Participation Certificate holders each of which owned of record or beneficially 5% or more of the outstanding Participation Certificates of a Portfolio as of March 31, 2026. “N/A” means the beneficial owner holds less than 5% (or none) of the outstanding Participation Certificates of the Portfolio.

Participation Certificate holder	Percent of Participation Certificates Owned of Government Portfolio	Percent of Participation Certificates Owned of Money Market Portfolio
HTH RE Victoria Hall, 11 Victoria Street Hamilton, HM 11 Bermuda Organized under laws of Bermuda	N/A	58.21%[1]
BCS Financial Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Organized under laws of Illinois	N/A	39.92%[1]
Blue Cross Blue Shield Association 200 E. Randolph Street Chicago, IL 60601 Organized under laws of Illinois	39.87%[1]	N/A
Excellus BlueCross BlueShield 165 Court Street Rochester, New York 14647 Organized under laws of New York	16.42%[1]	N/A
BlueCross BlueShield of South Carolina 2501 Faraway Drive Columbia, SC 29223 Organized under laws of South Carolina	6.09%[1]	N/A
Blue Cross & Blue Shield of Mississippi 3545 Lakeland Drive Jackson, Mississippi 39232 Organized under laws of Mississippi	5.15%[1]	N/A

[1]	Participation Certificate holder is the “Beneficial” owner, meaning that the name listed refers to the actual pecuniary, or financial, interest in the security.

Participation Certificate holders owning 25% or more of the outstanding Participation Certificates may be in control and be able to affect the outcome of certain matters presented for a vote of Participation Certificate holders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP (“Tait, Weller & Baker”), with offices at 50 S. 16th Street, Philadelphia, Pennsylvania 19102, has been appointed to serve as the independent registered public accounting firm of the Fund for the year ending December 31, 2026. Tait, Weller & Baker provides audit services, tax services, and other related services to the Fund.

COUNSEL

Vedder Price, P.C., 222 North LaSalle Street, Suite 2600, Chicago, Illinois 60601 is counsel for the Fund and the Independent Directors.

MISCELLANEOUS

Purchase orders for Participation Certificates of each of the Portfolios are accepted by the Fund’s Transfer Agent, BNY Mellon Investment Servicing (U.S.) Inc., which is located in King of Prussia, Pennsylvania.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the Portfolios, including the report of Tait, Weller & Baker, the Fund’s independent registered public accounting firm, contained in the Portfolios’ Annual Financial Statements and Other Information for the fiscal year ended December 31, 2025, as filed with the SEC on Form N-CSR are incorporated by reference into this SAI. Copies of the Prospectus and Annual and Semi-Annual Reports of the Fund may be obtained, without charge, by visiting the Fund’s website at www.pif.com or by calling the Fund’s administrator, BCS Financial Services Corporation (the “Administrator”), at (800) 621-9215.

APPENDIX A

DESCRIPTION OF THE RATINGS OF DEBT OBLIGATIONS

Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings , a Division of S&P Global Inc. and Fitch Ratings (“Fitch”) are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody’s, S&P Global Ratings and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Credit ratings are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

This Appendix A contains information obtained from third parties, including ratings from credit ratings agencies. These third parties do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, disclosed here and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content.

Description of Moody’s Global Ratings

Credit ratings are assigned on Moody’s global long-term and short-term rating scales and are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

Moody’s uses the Municipal Investment Grade (“MIG”) scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG Scale

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

Industrial development bonds in the U.S. where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.

VMIG Scale

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superiorshort-termcredit strength of the liquidity provider and structural and legal protections.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Description of S&P Global Ratings’ Issue Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global Ratings would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P Global Ratings assigns to certain instruments may diverge from these guidelines based on market practices.

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

•	The likelihood of payment — the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;

•	The nature and provisions of the financial obligation, and the promise S&P Global Ratings imputes; and

•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy,

reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P Global Ratings’ Long-Term Issue Credit Ratings*

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB;

B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P Global Ratings’ Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D

A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Description of S&P Global Ratings’ Municipal Short-Term Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P	Global Ratings’ municipal short-term note ratings are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

D

‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Ratings

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligations to meet financial commitments.

Issue level ratings are assigned and often include an expectation of recovery and maybe notched above or below the issuer level ratings. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its web page.

Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Nonetheless, ratings do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, payments linked to performance of an equity index).

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB

Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Corporate Finance defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means a timeframe of up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD

Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit

(a)(1)	Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 18, 1996 (“PEA No. 13”))

(a)(2)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(a) of PEA No. 13)

(a)(3)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(b) of PEA No. 13)

(a)(4)	Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a) (4) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 17, 2006 (“PEA No. 24”))

(a)(5)	Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2009 (“PEA No. 27”))

(a)(6)	Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on March 1, 2012 (“PEA No. 33”))

(a)(7)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit (A)(7) of post-effective amendment No. 57 on the Registrant’s Registration Statement on Form N-1A No. 002-099584, as filed with the SEC on April 30, 2018 (“PEA No. 57”))

(a)(8)	Written Instrument, dated September 15, 2017, Amending the Articles of Incorporation of Registrant (incorporated by reference to Exhibit (A)(8) of PEA No. 57)

(a)(9)	Articles of Amendment, effective December 21, 2020, to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit (a)(9) of post-effective amendment No. 63 on the Registrant’s Registration Statement on Form N-1A No. 002-099584, as filed with the SEC on April 30, 2021 (“PEA No. 63”))

(a)(10)	Articles Supplementary to the Charter of Registrant, dated July 8, 2024 (incorporated by reference to Exhibit (a)(10) of post-effective amendment No. 67 on the Registrant’s Registration Statement on Form N-1A No. 002-099584, as filed with the SEC on April 30, 2025 (“PEA No. 67”))

(b)	Bylaws of Registrant as Amended and Restated on June 25, 2025 are filed herewith

(c)	Not applicable

(d)(1)	Investment Advisory and Service Agreement for the Money Market Portfolio (incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A No. 002-99584 as filed with the SEC on December 2, 2011 (“PEA No. 32”))

Exhibit No.	Description of Exhibit

(d)(2)	Investment Advisory Agreement and Service Agreement for the Government Portfolio (incorporated by reference to Exhibit (d)(2) of PEA No. 32)

(d)(3)	Fee Waiver Agreement for the Government Portfolio (incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on October 18, 2013 (“PEA No. 41”))

(d)(4)	Fee Waiver Agreement for the Money Market Portfolio (incorporated by reference to Exhibit (d)(4) of PEA No. 41)

(d)(5)	Fee Waiver Agreement for the Government Portfolio and the Money Market Portfolio (incorporated by reference to Exhibit (d)(5) of PEA No. 41)

(e)(1)	Distribution Agreement dated May 31, 2017 (incorporated by reference to Exhibit (e)(1) of PEA No. 57)

(e)(2)	First Amendment, dated September 13, 2017, to the Distribution Agreement (incorporated by reference to Exhibit (e)(2) of PEA No. 57)

(e)(3)	Distribution Agreement Novation, dated September 30, 2021 (incorporated by referenced to Exhibit (e)(3) of PEA No. 64)

(f)	Not applicable

(g)	Custody Agreement (incorporated by reference to Exhibit (g)(2) of PEA No. 33)

(h)(1)	Transfer Agency Agreement (incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N1-A No. 002-99584, as filed with the SEC on March 1, 2017 (“PEA No. 54”)

(h)(2)	Administration Agreement (incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2014 (“PEA No. 42”))

(h)(3)	First Amendment to the Administration Agreement (incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2015 (“PEA No. 46”))

(i)	Opinion of Counsel (incorporated by reference to Exhibit (i) of PEA No. 67)

(j)(1)	Powers of Attorney for T. Ralph Woodard, Jr. (incorporated by reference to Exhibit (j)(5) of PEA No. 57)

(j)(2)	Power of Attorney for Jennifer J. Allen (incorporated by reference to Exhibit (j)(5) of PEA No. 61)

(j)(3)	Powers of Attorney for Lori C. Hair, Juan A. Lopez, Jr. and Mitch W. Perry (incorporated by reference to Exhibit (j)(6) of PEA No. 64)

(j)(4)	Powers of Attorney for Noel W. Carden and Christina Y. Fisher (incorporated by reference to Exhibit (j)(7) of PEA No. 66)

Exhibit No.	Description of Exhibit

(j)(5)	Powers of Attorney for Craig S. Provenzano and Michael J. Stuart (incorporated by reference to Exhibit (j)(6) of PEA No. 68)

(j)(6)	Consent of Tait, Weller and Baker LLP (filed herein)

(k)	Not applicable

(l)	Subscription agreement (incorporated by reference to Exhibit 13 of PEA No. 13)

(m)	Not applicable

(n)	Not applicable

(o)	Reserved

(p)	Not applicable (each Portfolio is a money market fund)

Item 29. Persons Controlled by or Under Common Control with Fund

None

Item 30. Indemnification

Under Article IX of the Registrant’s Articles of Incorporation, any Trustee, Officer, employee or agent of the Registrant is indemnified to the fullest extent permitted by the General Corporation Law of the State of Maryland from and against any and all of the expenses and liabilities reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Trustee, Officer, employee or agent of the Registrant. This provision does not authorize indemnification when it is determined that such Trustee, Officer, employee or agent would otherwise be liable to Registrant or its Participation Certificate holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties (collectively, “Disabling Conduct”).

The Registrant shall use reasonable and fair means to determine whether such indemnification shall be made. The determination that a person to be indemnified is not liable to the Registrant or its Participation Certificate holders by reason of Disabling Conduct, and therefore eligible for indemnification, shall be determined by (i) a final decision on the merits by a court or other body before whom such proceeding is brought or (ii) after their review of the facts, by vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined in the 1940 Act) nor parties to the proceeding (a “Disinterested Majority”) or by independent counsel in a written opinion to the Registrant. The Registrant’s indemnification policy permits the Registrant to advance attorneys’ fees or other expenses incurred by its Trustees, Officers, employees or agents in defending such a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is determined ultimately that he is entitled to indemnification. As a condition to such advance (i) the indemnities shall provide a security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a Disinterested Majority, or an independent legal counsel in a written opinion to the Fund, shall determine, based on a review of readily available facts to the Fund, that there is reason to believe that the indemnities ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor

BlackRock Advisors, LLC (“BALLC”) performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 31 with respect to each director, officer and partner of BALLC is incorporated by reference to Schedules A and D of Form ADV filed by BALLC with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-13304).

Item 32. Principal Underwriters

Item 32(a) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AB Active ETFs, Inc.

ABS Long/Short Strategies Fund

ActivePassive Core Bond ETF, Series of Trust for Professional Managers

ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

ActivePassive International Equity ETF, Series of Trust for Professional Managers

ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

AdvisorShares Trust

AFA Private Credit Fund

AGF Investments Trust

AIM ETF Products Trust

Alexis Practical Tactical ETF, Series of Listed Funds Trust

AlphaCentric Prime Meridian Income Fund

American Century ETF Trust

AMG ETF Trust

Amplify ETF Trust

Applied Finance Dividend Fund, Series of World Funds Trust

Applied Finance Explorer Fund, Series of World Funds Trust

Applied Finance Select Fund, Series of World Funds Trust

Ardian Access LLC

ARK ETF Trust

ARK Venture Fund

Bitwise Funds Trust

BondBloxx ETF Trust

Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

Bridgeway Funds, Inc.

Brinker Capital Destinations Trust

Brookfield Real Assets Income Fund Inc.

Build Funds Trust

Calamos Convertible and High Income Fund

Calamos Convertible Opportunities and Income Fund

Calamos Dynamic Convertible and Income Fund

Calamos Global Dynamic Income Fund

Calamos Global Total Return Fund

Calamos Strategic Total Return Fund

Carlyle Tactical Private Credit Fund

Cascade Private Capital Fund

Catalyst/Perini Strategic Income Fund

CBRE Global Real Estate Income Fund

Center Coast Brookfield MLP & Energy Infrastructure Fund

Cliffwater Corporate Lending Fund

Cliffwater Enhanced Lending Fund

Coatue Innovative Strategies Fund

Cohen & Steers ETF Trust

Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

Curasset Capital Management Core Bond Fund, Series of World Funds Trust

Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust

Davis Fundamental ETF Trust

Defiance BMNR Option Income ETF, Series of ETF Series Solutions

Defiance Connective Technologies ETF, Series of ETF Series Solutions

Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions

Defiance Quantum ETF, Series of ETF Series Solutions

Denali Structured Return Strategy Fund

Dodge & Cox Funds

DoubleLine ETF Trust

DoubleLine Income Solutions Fund

DoubleLine Opportunistic Credit Fund

DoubleLine Yield Opportunities Fund

DriveWealth ETF Trust

EIP Investment Trust

Ellington Income Opportunities Fund

ETF Opportunities Trust

Exchange Listed Funds Trust

Exchange Place Advisors Trust

FIS Trust

FlexShares Trust

Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust

Forum Funds

Forum Funds II

Forum Real Estate Income Fund

Fundrise Growth Tech Fund, LLC

GMO ETF Trust

GoldenTree Opportunistic Credit Fund

Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

Grayscale Funds Trust

Guinness Atkinson Funds

Harbor ETF Trust

Harris Oakmark ETF Trust

Hawaiian Tax-Free Trust

Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust

Horizon Kinetics Medical ETF, Series of Listed Funds Trust

Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

Innovator ETFs Trust

Ironwood Institutional Multi-Strategy Fund LLC

Ironwood Multi-Strategy Fund LLC

Jensen Quality Growth ETF, Series of Trust for Professional Managers

John Hancock Exchange-Traded Fund Trust

Kurv ETF Trust

Lazard Active ETF Trust

LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

Lone Peak Value Fund, Series of World Funds Trust

Mairs & Power Balanced Fund, Series of Trust for Professional Managers

Mairs & Power Growth Fund, Series of Trust for Professional Managers

Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

Manor Investment Funds

MoA Funds Corporation

Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

Morgan Stanley ETF Trust

Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds

Morningstar Funds Trust

NEOS ETF Trust

Niagara Income Opportunities Fund

North Square Evanston Multi-Alpha Fund

NXG Cushing® Midstream Energy Fund

NXG NextGen Infrastructure Income Fund

OTG Latin American Fund, Series of World Funds Trust

Overlay Shares Core Bond ETF, Series of Listed Funds Trust

Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

Palmer Square Funds Trust

Palmer Square Opportunistic Income Fund

Partners Group Private Income Opportunities, LLC

Perkins Discovery Fund, Series of World Funds Trust

Philotimo Focused Growth and Income Fund, Series of World Funds Trust

Plan Investment Fund, Inc.

Point Bridge America First ETF, Series of ETF Series Solutions

Precidian ETFs Trust

Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust

Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

Renaissance Capital Greenwich Funds

REX ETF Trust

Reynolds Funds, Inc.

RMB Investors Trust

Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

Roundhill Cannabis ETF, Series of Listed Funds Trust

Roundhill ETF Trust

Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

Roundhill Video Games ETF, Series of Listed Funds Trust

Rule One Fund, Series of World Funds Trust

Russell Investments Exchange Traded Funds

Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

Six Circles Trust

Sound Shore Fund, Inc.

SP Funds Trust

Sparrow Funds

Spear Alpha ETF, Series of Listed Funds Trust

STF Tactical Growth & Income ETF, Series of Listed Funds Trust

STF Tactical Growth ETF, Series of Listed Funds Trust

Strategic Trust

Strategy Shares

Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

Tekla World Healthcare Fund

Tema ETF Trust

The 2023 ETF Series Trust

The Community Development Fund

The Cook & Bynum Fund, Series of World Funds Trust

The Private Shares Fund

The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

Third Avenue Trust

Third Avenue Variable Series Trust

Tidal Trust I

Tidal Trust II

Tidal Trust III

Tidal Trust IV

TIFF Investment Program

Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

Timothy Plan International ETF, Series of The Timothy Plan

Timothy Plan Market Neutral ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

Total Fund Solution

Touchstone ETF Trust

Trailmark Series Trust

T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust

T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

T-Rex 2x Long Ether Daily Target ETF

U.S. Global Investors Funds

Union Street Partners Value Fund, Series of World Funds Trust

Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust

Virtus Stone Harbor Emerging Markets Income Fund

Volatility Shares Trust

WEBs ETF Trust

Wedbush Series Trust

Wellington Global Multi-Strategy Fund

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

WisdomTree Trust

XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b) The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, ME 04101.

Name	Position with Underwriter	Position with Registrant

Teresa Cowan	President and Manager	None

Chris Lanza	Vice President	None

Kate Macchia	Vice President	None

Alicia Strout	Vice President and Chief Compliance Officer	None

Gabriel E. Edelman	Secretary	None

Susan L. LaFond Weston Sommers	Treasurer Financial and Operations Principal and Chief Financial Officer	None None

Item	32(c) Not applicable.

Item 33. Location of Accounts and Records

	Location (To the extent known)	Types of Records

1.	BCS Financial Services Corporation 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181	Records relating to its functions as administrator. Minute Book, Bylaws and Amended and Restated Articles of Incorporation.

2.	BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, DE 19809	Records relating to its functions as service agent and transfer agent.

3.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809	Records relating to its functions as investment advisor and service agent for the Government Portfolio and the Money Market Portfolio.

4.	The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Records relating to its function as custodian.

5.	Foreside Fund Officer Services, LLC 1901 Middle Street, Suite 301 Portland, ME 04101	Records relating to provision of compliance services.

6.	Foreside Fund Services, LLC 1901 Middle Street, Suite 301 Portland, ME 04101	Records relating to its function as fund distributor.

7.	Foreside Management Services, LLC 1901 Middle Street, Suite 301 Portland, ME 04101	Records relating to provision of treasurer services.

Item 34. Management Services

The Registrant has not entered into any management-related service contracts not discussed in Part A or B of this Registration Statement.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 69 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 69 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Oakbrook Terrace, State of Illinois, on the 30th day of April, 2026.

PLAN INVESTMENT FUND, INC.

By:	/s/ Alexander D. Hudson
Alexander D. Hudson, President and Chief Operating Officer

ATTEST:

/s/ Ann F. Frolik
Ann F. Frolik, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 69 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Alexander D. Hudson Alexander D. Hudson	President and Chief Operating Officer (Principal Executive Officer)	April 30, 2026

/s/ James A. Gallo James A. Gallo	Treasurer (Principal Financial and Accounting Officer)	April 30, 2026

*Jennifer J. Allen Jennifer J. Allen *Noel W. Carden Noel W. Carden	Director Director	April 30, 2026 April 30, 2026

*Christina Y. Fisher Christina Y. Fisher	Director	April 30, 2026

*Lori C. Hair Lori C. Hair	Director	April 30, 2026

*Juan A. Lopez, Jr. Juan A. Lopez, Jr.	Director	April 30, 2026

*Mitch W. Perry Mitch W. Perry	Director	April 30, 2026

/s/ Susan A. Pickar Susan A. Pickar	Director	April 30, 2026

*Craig S. Provenanzo Craig S. Provenzano	Director	April 30, 2026

*Michael J. Stuart Michael J. Stuart	Director	April 30, 2026

*T. Ralph Woodard, Jr. T. Ralph Woodard, Jr.	Director	April 30, 2026

*	Executed on behalf of the indicated Trustees by Alexander D. Hudson, duly appointed attorney-in-fact.

By:	/s/ Alexander D. Hudson
Alexander D. Hudson,
Attorney-in-fact

EXHIBITS

Exhibit No.	Description of Exhibit

(b)	Bylaws of Registrant as Amended and Restated on June 25, 2025

(j)(6)	Consent of Tait, Weller & Baker LLP